BT ALEX. BROWN
CASH RESERVE
FUND, INC.

Prime Series
Treasury Series
Tax-Free Series

Annual Report

March 31, 1999

[BT ALEX. BROWN LOGO]

--------------------------------------------------------------------------------
  Fund Features
--------------------------------------------------------------------------------

o Daily Dividends
  The Fund declares dividends daily and distributes them monthly in the form of additional shares.

o Check Redemption Privilege
  After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $500) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

o No Sales Charge and Immediate Liquidity
  You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares (other fees and expenses do apply to a continued investment in the Fund and are described in the prospectus.)

o Constant Net Asset Value
  The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on August 11, 1981. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o Minimum Investment
  The minimum initial investment is $1,500. Subsequent investments may be made in amounts of $100 or more.

o Current Yield Information Available
  For current yield information, call (410) 895-5995.

Letter to Shareholders
--------------------------------------------------------------------------------

   We are pleased to report on the progress of your Fund for the twelve months ended March 31, 1999. At the end of the period, the Fund's net assets totaled $6,285,020,216, an increase of more than 13% from March 31, 1998. The distribution of the Fund's assets among its three series is illustrated in the following chart.

                [GRAPHIC In the printed version of the document, a pie chart appears which depicts the following plot points]

               $4.2 billion    Prime Series
               $939 million    Treasury Series
               $1.1 billion    Tax-Free Series

MARKET ACTIVITY

   The major force that dominated the money markets through the Fund's fiscal year was the global financial crisis that began in Southeast Asia and spread to countries around the world. The widening crisis, in turn, caused the Federal Reserve Board to change monetary policy.

   Domestically, the combination of a strong economy and low inflation allowed the Federal Reserve Board to keep interest rates unchanged at 5.5% through the second calendar quarter of 1998. But during the third quarter, investors began to focus more heavily on the Asian crisis and on the political problems in the Clinton administration. This uncertainty was followed by high volatility in the money markets, as Russia devalued its currency and defaulted on its debt, weak commodity prices dampened economic outlooks in Latin America, and concerns regarding other foreign nations' potential problems surfaced. Investors began scrambling for the greater liquidity and perceived safety of U.S. Treasury securities and a major flight to quality was underway.

   Still in the third calendar quarter, the announcement of a Federal Reserve-orchestrated bailout package for a large hedge fund forced market participants to understand that exposure to the Russian debacle was more widespread than previously anticipated. In turn, corporate credit spreads widened significantly. This led to a further rally in U.S. Treasuries plus significant buying of high quality domestic securities.

   The Federal Reserve effectively battled escalating illiquidity and investors' growing risk aversion with three rapid moves, lowering interest rates a total of three-quarters of a percent from September through November 1998. The market responded favorably to the official easing of monetary policy. Rate spreads between U.S. Treasuries and corporate securities began to narrow, and the flight to quality premium was taken out of the Treasury market. Also fueling positive bond market sentiment was a plunge in oil prices and other commodities to their lowest levels in decades.

--------------------------------------------------------------------------------

   Even with all of these turbulent forces, the money market yield curve remained relatively flat through mid-September, when an inversion at the short end of the curve began. This inverted yield spread attracted investors to the short end of the curve. By the end of the year, the yield curve steepened to a slightly positive position, and the money markets continued to return to normal in the first quarter of 1999.

   The tax-exempt money market yield curve did not experience the temporary inversion, as dealers cheapened inventory to offset usual seasonal corporate selling, thus dramatically increasing short-term yields. The short-term tax-exempt market also experienced a sharp fall in new issue volume, reflecting states' improved liquidity positions as a result of strong increases in personal income and sales tax receipts. Municipal note volume overall declined 25% in 1998 over 1997, and state note issuance declined 49% year over year. This trend continued into the first quarter of 1999. The decline in supply of both notes and variable rate paper coupled with record growth in money market assets resulted in a sharp reduction in short-term tax-exempt yields.

INVESTMENT REVIEW

   We continue to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issue. Evidence of our insistence on these unusually high investment standards can be found in Standard & Poor's (S&P) ratings of each Fund Series. The Prime, Treasury, and Tax-Free Series each maintain a "AAAm" rating. This rating is the highest that S&P awards to money market funds. We have always believed that a money fund is not a place to take chances or to speculate for additional yield. At the same time, we are pleased to have generated competitive returns for each of the Fund's Series, as seen in the table below.

Prime Series

   Our strategy in this Series continued to be concentrated on investing in high quality issues. As of March 31, 1999, 88.4% of the Series was invested in U.S. commercial paper, 7.0% in U.S. certificates of deposit, 2% in repurchase agreements, 1.5% in corporate floating rate securities, and 1.1% in government agency securities. With certain exceptions for specific supply/demand situations, we maintained a weighted average maturity of 40 to 50 days for most of the annual period. At March 31, 1999, the Series weighted average maturity stood at 44 days.

Treasury Series

   U.S. Treasuries were the primary beneficiaries of the high-volume flight to quality through most of 1998, as investors sought relative stability and a haven of

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Performance Comparisons
               (For the 7-day current yield at March 31, 1999)
--------------------------------------------------------------------------------
BT Alex. Brown Cash Reserve Fund Prime Series                           4.27%
First Tier Money Fund Average                                           4.22%
--------------------------------------------------------------------------------
BT Alex. Brown Cash Reserve Fund Treasury Series                        3.97%
100% U.S. Treasury Money Fund Average                                   4.01%
--------------------------------------------------------------------------------
BT Alex. Brown Cash Reserve Fund Tax-Free Series                        2.39%
Tax-Free Money Fund Average                                             2.39%
--------------------------------------------------------------------------------
Source: IBC/Donoghue, Inc. "Money Fund Report," April 2, 1999.

The yields shown represent past performance, which is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Money Fund Averages are average yields of all funds in their respective categories.



safety from global economic turmoil. However, the U.S. Treasury sector's performance was then impacted during the first quarter of 1999 by reduced concerns over international turmoil and increased investor demand for the higher yields offered by other fixed income sectors. The U.S. Treasury Index was also dragged down by the birth of the Euro currency, Brazilian devaluation, and heavy merger activity and booming debt origination in the U.S. We maintained a weighted average maturity of 45-55 days range in this Series, with the portfolio's weighted average maturity on March 31, 1999 at 46 days. At the end of the period, 71.5% of the portfolio was invested in short-term Treasury bills and 28.5% in short-term Treasury notes.

Tax-Free Series

   We adjusted the weighted average maturity within a wider range in this Series compared to the other two Series, given annual seasonal phenomena within the tax-free sector. For example, in April, the short end of the municipal money market curve became very attractive based on outflows associated with tax season. The Fund was able to take advantage of these higher rates due to its large percentage of variable rate holdings and its short average maturity of 28 days at the time. The Fund extended its average maturity in May and June to offset some of the pressures on fixed rate paper associated with the beginning of annual note season for many municipalities. This strategy proved to be effective, as one year notes rallied 0.15% by the end of the second calendar quarter. In July and August, the Fund maintained its weighted average maturity around the 44-45 day mark. In September, the Fund extended to 50 days to take advantage of the market rally that continued from mid-August based on both the sell-off in equities and the Federal Reserve Board's easing of monetary policy on September 29th.

--------------------------------------------------------------------------------

   The Series stayed within the 50-55 day range through November as the Fed continued to ease rates. Average maturity was shortened to 41 days in December to offset potential year-end outflows and in anticipation of the Fed being on hold. In fact, outflows were not as dramatic as in prior years and the Fund actually ended the month with positive inflows. The Fund continued to shorten average maturity to a 34 to 38 day range through most of the first quarter of 1999, as it became evident that the Fed had completed its round of monetary easings. It then moved to a neutral position of 43 days on March 31, 1999, after increasing its holdings in commercial paper offering attractive relative yields. The Tax-Free Series' net assets grew approximately 23% over the Fund's fiscal year, well ahead of its peer group.

LOOKING AHEAD

   We anticipate that despite softness in some key employment statistics toward the end of the Fund's annual period, the U.S. labor market and the U.S. economy remain strong. Consumer fundamentals remain favorable, consumer spending shows no signs of slowing, and housing activity is still high. Indeed, even the industrial sector, which has been the weak link in the U.S. economic juggernaut, has begun to show signs of life. Further, recent data suggest that underlying inflation pressures remain tame, despite some uptick in energy prices. Given this scenario, we believe the Federal Reserve Board is likely to stay on hold at least into the summer.

   In turn, the U.S. money markets should remain fairly positive throughout most of 1999.

   For the Prime Series, we intend to extend the portfolio's weighted average maturity should attractive yield opportunities present themselves. The Treasury Series faces greater challenges. As the need for permanent financing of government debt has decreased, the U.S. Treasury cut back significantly on longer-term issuance, now offering temporary financing when needs arise. The issuance of large cash management bills temporarily distorts the technical condition, or supply, of the Treasury bill market. We intend to actively manage the Treasury Series to take advantage of these changing conditions. In the Tax-Free Series, we intend to continue to increase the portfolio's position in very liquid securities to offset possible cash-flow reversals that may occur as tax time approaches. We also want to be in a position to buy cheap commercial paper when it becomes available. Thus, we intend to continue to actively adjust weighted average maturity to offset Fed action and position for seasonal phenomena. With credit spreads in this sector at historically tight levels, we will continue to focus on the highest quality investments while still seeking competitive yields.

Letter to Shareholders (concluded)
--------------------------------------------------------------------------------

In fact, in each of our Series, we will continue to concentrate the portfolios in very high quality credits and to maintain our conservative investment strategies and standards for the foreseeable future.

   We continue to believe that the conservative approach we apply to investing on behalf of the Fund's Series will provide comfort, as well as competitive yields, to our shareholders.

   As always, we appreciate your continued support.

Sincerely,


   /s/ Darlene Rasel          /s/ Susan Fare
   ------------------------   ------------------------
         Darlene Rasel               Susan Fare
   Portfolio Manager of the   Portfolio Manager of the
      BT ALEX. Brown Cash         BT ALEX. Brown Cash
      Reserve Fund Prime            Reserve Fund
      and Treasury Series          Tax-Free Series

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                                     Rating (d)
                                     ----------    Par
PRIME SERIES                         S&P Moody's  (000)        Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Commercial Paper - 88.4%
--------------------------------------------------------------------------------

Automotive Finance - 8.4%
  Ford Motor Credit Corp.
   4.80%    4/9/99                    A-1  P-1   $10,000   $  9,989,333
   4.84%    4/15/99                   A-1  P-1    40,000     39,924,711
   4.85%    4/23/99                   A-1  P-1    20,000     19,940,722
   4.79%    5/14/99                   A-1  P-1    35,000     34,799,751
   4.83%    7/15/99                   A-1  P-1     6,500      6,408,431
PACCAR Financial Corp.
   4.84%    4/1/99                    A-1+ P-1     6,000      6,000,000
   4.90%    4/16/99                   A-1+ P-1     7,700      7,684,279
   4.85%    4/26/99                   A-1+ P-1     8,000      7,973,056
   4.79%    5/11/99                   A-1+ P-1     5,000      4,973,389
   4.79%    5/12/99                   A-1+ P-1    12,000     11,934,537
   4.83%    6/1/99                    A-1+ P-1     3,100      3,074,629
   4.83%    6/2/99                    A-1+ P-1     3,400      3,371,718
   4.81%    6/22/99                   A-1+ P-1     8,000      7,912,351
   4.81%    6/24/99                   A-1+ P-1    49,000     48,450,057
  Toyota Motor Credit Corp.
   5.00%    4/8/99                    A-1+ P-1    10,000      9,990,278
   4.78%    4/9/99                    A-1+ P-1    20,000     19,978,756
   4.80%    5/25/99                   A-1+ P-1    45,000     44,676,000
   4.84%    5/25/99                   A-1+ P-1    23,218     23,049,437
   4.81%    6/25/99                   A-1+ P-1    25,000     24,716,076
   4.81%    6/28/99                   A-1+ P-1    20,000     19,764,844
                                                           ------------
                                                            354,612,355
                                                           ------------
Banks - 4.5%
  Bank One Corp.
   4.83%    9/17/99                   A-1  P-1    30,000     29,319,775
  Suntrust Bank
   4.84%    5/26/99                   A-1  P-1    15,000     14,889,083
  Wells Fargo Bank
   4.83%    4/9/99                    A-1  P-1    25,000     24,973,167
   4.81%    4/30/99                   A-1  P-1    25,000     24,903,132
   4.81%    5/28/99                   A-1  P-1    25,000     24,809,604
   4.82%    6/30/99                   A-1  P-1    25,000     24,698,750
   4.83%    7/19/99                   A-1  P-1    20,000     19,707,517
   4.83%    7/21/99                   A-1  P-1    25,000     24,627,688
                                                           ------------
                                                            187,928,716
                                                           ------------
Beverages - Soft Drinks - 3.6%
  Coca-Cola Co.
   4.75%    4/27/99                   A-1+ P-1     4,500      4,484,563
   4.75%    4/28/99                   A-1+ P-1    40,000     39,857,500
   4.82%    5/17/99                   A-1+ P-1    14,875     14,783,387

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                     Rating (d)
                                     ----------    Par
PRIME SERIES (continued)             S&P Moody's  (000)        Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Commercial Paper (continued)
--------------------------------------------------------------------------------

Beverages - Soft Drinks (continued)
   4.81%    5/28/99                   A-1+ P-1   $50,000  $  49,619,604
   4.78%    5/21/99                   A-1+ P-1    20,000     19,867,222
   4.80%    6/23/99                   A-1+ P-1    19,791     19,571,980
  PepsiCo, Inc.
   4.81%    8/19/99                   A-1  P-1     5,000      4,996,830
                                                           ------------
                                                            153,181,086
                                                           ------------
Chemicals, General - 3.6%
  E.I. duPont de Nemours and Co.
   4.79%    4/12/99                   A-1+ P-1     8,200      8,187,998
   4.77%    4/29/99                   A-1+ P-1    50,000     49,814,373
   4.79%    4/29/99                   A-1+ P-1    40,000     39,850,978
   4.80%    5/13/99                   A-1+ P-1    15,000     14,916,000
   4.79%    5/14/99                   A-1+ P-1    40,000     39,771,144
                                                           ------------
                                                            152,540,493
                                                           ------------
Chemicals, Specialty - 2.2%
  Minnesota Mining & Manufacturing Co.
   4.80%    4/19/99                   A-1+ P-1    15,000     14,964,000
   4.80%    5/21/99                   A-1+ P-1    25,000     24,833,333
   4.80%    7/19/99                   A-1+ P-1    55,000     54,200,667
                                                           ------------
                                                             93,998,000
                                                           ------------
Computer & Office Equipment - 1.2%
  Pitney Bowes Credit Corp.
   4.84%    4/5/99                    A-1+ P-1    25,000     24,986,556
   4.90%    4/12/99                   A-1+ P-1    24,300     24,263,618
                                                           ------------
                                                             49,250,174
                                                           ------------
Electrical and Electronics - 3.7%
  Motorola Credit Corp.
   4.81%    6/10/99                   A-1+ P-1    30,000     29,719,417
   4.81%    6/11/99                   A-1+ P-1    26,000     25,753,354
  Motorola Inc.
   4.80%    4/16/99                   A-1+ P-1    10,000      9,980,000
   4.82%    5/27/99                   A-1+ P-1    35,000     34,737,578
   4.83%    5/27/99                   A-1+ P-1    22,130     21,963,730
   4.82%    6/4/99                    A-1+ P-1    35,000     34,700,089
                                                           ------------
                                                            156,854,168
                                                           ------------
Entertainment - 1.5%
  Walt Disney Co.
   4.85%    4/15/99                   A-1  P-1    25,000     24,952,847
   4.82%    9/24/99                   A-1  P-1    40,000     39,057,422
                                                           ------------
                                                             64,010,269
                                                           ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                                     Rating (d)
                                     ----------    Par
PRIME SERIES (continued)             S&P Moody's  (000)        Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Commercial Paper (continued)
--------------------------------------------------------------------------------

Finance, Consumer - 5.8%
  American General Finance Corp.
   4.83%    6/10/99                   A-1  P-1   $25,000   $ 24,765,208
   4.84%    6/11/99                   A-1  P-1    25,000     24,761,361
   4.83%    7/26/99                   A-1  P-1    35,000     34,455,283
  USAA Capital Corp.
   4.78%    4/7/99                    A-1+ P-1    18,810     18,795,015
   4.80%    4/14/99                   A-1+ P-1    25,000     24,956,667
   4.85%    4/15/99                   A-1+ P-1    10,000      9,981,139
   4.82%    4/16/99                   A-1+ P-1    27,000     26,945,775
   4.80%    4/30/99                   A-1+ P-1    10,000      9,961,333
   4.80%    5/13/99                   A-1+ P-1    15,000     14,916,000
   4.82%    5/13/99                   A-1+ P-1    15,000     14,915,650
   4.76%    5/28/99                   A-1+ P-1     6,700      6,649,504
   4.83%    6/4/99                    A-1+ P-1    12,242     12,136,882
   4.80%    6/25/99                   A-1+ P-1    20,000     19,773,333
                                                           ------------
                                                            243,013,150
                                                           ------------
Finance, Diversified - 6.6%
  Associates Corp.of North America
   4.83%    4/12/99                   A-1+ P-1     8,000      7,988,193
   4.85%    4/30/99                   A-1+ P-1    15,000     14,941,396
   4.78%    5/14/99                   A-1+ P-1    25,000     24,857,324
   4.82%    5/17/99                   A-1+ P-1    50,000     49,692,056
  Associates First Capital Corp.
   4.83%    5/24/99                   A-1+ P-1    22,000     21,843,562
  General Electric Capital Corp.
   5.02%    4/23/99                   A-1+ P-1    15,000     14,953,983
   4.82%    5/5/99                    A-1+ P-1    12,000     11,945,373
   4.82%    6/3/99                    A-1+ P-1    35,000     34,704,775
   4.83%    6/4/99                    A-1+ P-1    20,000     19,828,267
   4.77%    6/18/99                   A-1+ P-1    20,000     19,793,300
   4.88%    7/6/99                    A-1+ P-1    13,000     12,830,827
   4.83%    7/28/99                   A-1+ P-1    20,000     19,683,367
   4.83%    8/16/99                   A-1+ P-1    15,000     14,724,288
  General Electric Co.
   4.85%    6/3/99                    A-1+ P-1    10,000      9,915,125
                                                           ------------
                                                            277,701,836
                                                           ------------

Finance, Leasing - 2.6%
  International Lease Finance Corp.
   4.81%    4/9/99                    A-1+ P-1    25,000     24,973,278
   4.83%    4/9/99                    A-1+ P-1    20,000     19,978,533

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                     Rating (d)
                                     ----------    Par
PRIME SERIES (continued)             S&P Moody's  (000)        Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Commercial Paper (continued)
--------------------------------------------------------------------------------

Finance, Leasing (continued)
   4.83%    4/13/99                   A-1+ P-1   $22,000   $ 21,964,580
   4.81%    5/5/99                    A-1+ P-1    25,000     24,886,431
   4.83%    6/3/99                    A-1+ P-1     8,100      8,031,535
   4.73%    7/20/99                   A-1+ P-1     6,000      5,913,283
   4.84%    9/16/99                   A-1+ P-1     4,450      4,349,489
                                                           ------------
                                                            110,097,129
                                                           ------------
Food - 0.6%
  Campbell Soup Co.
   4.80%    6/14/99                   A-1+ P-1    23,790     23,555,272
                                                           ------------
Household Products - 6.8%
  Johnson & Johnson
   4.85%    4/9/99                    A-1+ P-1    30,000     29,967,667
   4.75%    5/10/99                   A-1+ P-1    50,000     49,742,708
   4.75%    6/2/99                    A-1+ P-1    28,200     27,969,308
   4.78%    7/20/99                   A-1+ P-1     6,900      6,799,222
   4.78%    7/21/99                   A-1+ P-1    22,500     22,168,388
  Procter & Gamble Co.
   4.75%    5/13/99                   A-1+ P-1    34,000     33,811,583
   4.78%    5/13/99                   A-1+ P-1    50,000     49,721,167
   4.80%    5/27/99                   A-1+ P-1    40,000     39,701,333
   4.82%    5/27/99                   A-1+ P-1     5,000      4,962,511
   4.82%    6/18/99                   A-1+ P-1    20,000     19,791,133
                                                           ------------
                                                            284,635,020
                                                           ------------
Insurance, Property and Casualty - 1.2%
  A.I. Credit Corp.
   4.80%    4/8/99                    A-1+ P-1    50,000     49,953,333
                                                           ------------
Integrated Oil - 3.5%
  Shell Oil Co.
   4.78%    5/13/99                   A-1+ P-1    50,000     49,721,167
   4.79%    5/14/99                   A-1+ P-1    50,000     49,713,931
   4.82%    5/14/99                   A-1+ P-1    50,000     49,712,139
                                                           ------------
                                                            149,147,237
                                                           ------------
Oil Transportation - 0.9%
  Colonial Pipeline Co.
   4.85%    4/23/99                   A-1+ P-1     2,000      1,994,072
   4.84%    5/10/99                   A-1+ P-1    15,200     15,120,301
   4.83%    6/21/99                   A-1+ P-1     5,000      4,945,663
   4.80%    7/9/99                    A-1+ P-1     3,500      3,453,800
   4.83%    7/28/99                   A-1+ P-1    12,000     11,810,020
                                                           ------------
                                                             37,323,856
                                                           ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                                     Rating (d)
                                     ----------    Par
PRIME SERIES (continued)             S&P Moody's  (000)        Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Commercial Paper (continued)
--------------------------------------------------------------------------------


Pharmaceuticals - 7.9%
  Abbott Laboratories
   4.82%    4/16/99                   A-1+ P-1   $25,550   $ 25,498,687
   4.88%    4/26/99                   A-1+ P-1    28,500     28,403,417
  Pfizer Inc.
   4.82%    4/13/99                   A-1+ P-1    60,000     59,903,600
   4.85%    4/16/99                   A-1+ P-1    50,000     49,898,958
   4.82%    4/30/99                   A-1+ P-1    40,000     39,844,689
  Schering - Plough Corp.
   4.75%    4/16/99                   A-1+ P-1    22,399     22,354,669
   4.85%    4/20/99                   A-1+ P-1     4,800      4,787,713
   4.82%    5/14/99                   A-1+ P-1    22,000     21,873,341
   4.83%    5/14/99                   A-1+ P-1    23,000     22,867,309
   4.82%    5/28/99                   A-1+ P-1    18,000     17,862,630
  Warner - Lambert Co.
   4.79%    5/17/99                   A-1+ P-1    30,000     29,816,383
   4.82%    5/18/99                   A-1+ P-1    11,150     11,079,836
                                                           ------------
                                                            334,191,232
                                                           ------------
Publishing - 0.4%
  Gannett Co.
   4.90%    4/23/99                   A-1+ P-1    14,600     14,556,281
                                                           ------------

Retail - Food Chains - 1.2%
  McDonald's Corp.
   4.95%    4/1/99                    A-1+ P-1    50,000     50,000,000
                                                           ------------

Structured Finance - 11.2%
  CIESCO, L.P.
   4.85%    4/7/99                    A-1+ P-1    15,000     14,987,875
   4.80%    4/9/99                    A-1+ P-1    45,000     44,952,000
   4.86%    4/13/99                   A-1+ P-1    30,500     30,450,590
   4.85%    5/7/99                    A-1+ P-1    15,000     14,927,250
   4.78%    5/11/99                   A-1+ P-1    20,000     19,893,778
   4.85%    5/14/99                   A-1+ P-1    17,945     17,841,044
   4.83%    6/8/99                    A-1+ P-1    15,000     14,863,150
  Corporate Receivables Corp.
   4.83%    4/7/99                    A-1+ P-1    40,000     39,967,800
   4.83%    4/14/99                   A-1+ P-1    10,000      9,982,558
   4.82%    4/23/99                   A-1+ P-1    15,000     14,955,817
   4.83%    5/21/99                   A-1+ P-1    30,000     29,798,750
   4.84%    5/21/99                   A-1+ P-1    35,000     34,764,722
   4.87%    6/4/99                    A-1+ P-1    28,000     27,757,582

10

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BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                        Rating (d)
                                      -------------   Par
PRIME SERIES (continued)               S&P  Moody's  (000)        Value

COMMERCIAL PAPER (continued)

Structured Finance (continued)
  Corporate Asset Funding Co., Inc.
   4.81%    4/22/99                   A-1+ P-1   $20,000   $ 19,943,883
   4.88%    5/6/99                    A-1+ P-1    40,000     39,810,222
   4.87%    5/11/99                   A-1+ P-1    12,000     11,935,067
   4.84%    5/12/99                   A-1+ P-1    45,000     44,751,950
   4.86%    5/25/99                   A-1+ P-1    25,000     24,817,750
   4.84%    6/3/99                    A-1+ P-1    15,000     14,872,950
                                                          -------------
                                                            471,274,738
                                                          -------------
Telephone - 11.0%
  Ameritech Capital Funding Corp.
   4.85%    4/22/99                   A-1+ P-1    52,755     52,605,747
  AT&T Corp.
   4.84%    4/14/99                   A-1+ P-1    20,000     19,965,044
   4.83%    5/20/99                   A-1+ P-1    30,000     29,802,775
   4.81%    6/8/99                    A-1+ P-1    40,000     39,636,578
  Bell Atlantic Network Funding Corp.
   4.76%    4/5/99                    A-1+ P-1    20,000     19,989,422
   4.80%    4/6/99                    A-1+ P-1    17,000     16,988,667
  Bell South Capital Funding Corp.
   4.78%    4/13/99                   A-1+ P-1     8,000      7,987,253
   4.80%    4/14/99                   A-1+ P-1    50,000     49,913,333
   4.80%    4/23/99                   A-1+ P-1    29,000     28,914,933
   4.84%    4/23/99                   A-1+ P-1    30,000     29,911,267
  Bell South Telecommunications, Inc.
   4.80%    4/9/99                    A-1+ P-1    10,000      9,989,333
   4.85%    4/14/99                   A-1+ P-1    20,000     19,964,972
  SBC Communications Inc.
   5.00%    4/1/99                    A-1+ P-1    75,000     75,000,000
   4.81%    5/6/99                    A-1+ P-1    40,000     39,812,944
   4.81%    5/7/99                    A-1+ P-1    25,000     24,879,750
                                                          -------------
                                                            465,362,018
                                                          -------------
  Total Commercial Paper
    (Cost $3,723,186,363)                                 3,723,186,363
                                                          -------------

FLOATING RATE - NOTES - 1.5%
  Associates Corp. of North America
   4.89%    3/20/00                   A-1+ P-1    40,000     39,973,208
  Federal Home Loan Mortgage Corp.
   4.77%    11/9/99                   A-1+ P-1    25,000     24,989,569
                                                           ------------
Total Floating Rate - Notes
  (Cost $64,962,777)                                         64,962,777
                                                           ------------

                                                                              11

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--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                                     Rating (d)
                                     ----------    Par
PRIME SERIES (continued)             S&P Moody's  (000)        Value
--------------------------------------------------------------------------------

MEDIUM-TERM NOTE - 0.1%
  Pitney Bowes, Inc.
   6.54%    7/15/99                   A-1+ P-1   $ 5,000   $  5,023,414
                                                           ------------
Total Medium-Term Note
  (Cost $5,023,414)                                           5,023,414
                                                           ------------

FEDERAL HOME LOAN BANK - 0.2%
  FHLB
   5.53%    7/27/99                   A-1+ P-1    10,425     10,423,310
                                                           ------------
Total Federal Home Loan Bank
  (Cost $10,423,310)                                         10,423,310
                                                           ------------

FEDERAL HOME LOAN MORTGAGE- 0.4%
  FHLM
   4.70%    4/30/99                   AAA  --     15,000     14,943,209
                                                           ------------
Total Federal Home Loan
  (Cost $14,943,209)                                         14,943,209
                                                           ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.5%
  FNMA
   4.92%    6/18/99                  --    P-1    20,000     19,786,800
                                                           ------------
Total Federal National Mortgage Association
  (Cost $19,786,800)                                         19,786,800
                                                           ------------

CERTIFICATES OF DEPOSIT - 7.0%

  First Chicago NBD Corporation
   4.83%    4/20/99                   A-1+ P-1    10,000     10,000,000
   4.85%    5/24/99                   A-1+ P-1    50,000     50,000,000
   4.90%    6/7/99                    A-1+ P-1    40,000     40,000,000
   4.88%    6/30/99                   A-1+ P-1    25,000     25,000,000
  NationsBank Corporation
   5.02%    5/3/99                    A-1+ P-1    25,000     25,000,000
   5.00%    5/10/99                   A-1+ P-1    35,000     35,000,000
   4.92%    7/6/99                    A-1+ P-1    10,000     10,000,000
  Wachovia Bank
   4.86%    4/22/99                   A-1+ P-1    50,000     50,000,289
   4.85%    5/20/99                   A-1+ P-1    50,000     50,000,000
                                                           ------------
Certificates of Deposit
  (Cost $295,000,289)                                       295,000,289
                                                           ------------
12

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--------------------------------------------------------------------------------

                                     Rating (d)
                                    -----------   Par
PRIME SERIES (concluded)            S&P Moody's  (000)        Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.0%b
   Goldman Sachs & Co.
   4.90%     4/1/99e                          $   85,721    $85,721,970
                                                           ------------

TOTAL REPURCHASE AGREEMENT
  (Cost $85,721,970)                                         85,721,970
                                                           ------------
TOTAL INVESTMENTS--100.1%
  (Cost $4,219,048,132)c                                 $4,219,048,132
LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(0.1)%           (5,281,780)
                                                         --------------
NET ASSETS--100.0%                                       $4,213,766,352
                                                         --------------
Net Asset Value, Offering and Redemption Price Per:
  Prime Share
    ($3,727,990,170 / 3,727,906,079 shares outstanding)           $1.00
                                                                  =====
  Flag Investors Class A Share
    ($13,028,272 / 13,027,769 shares outstanding)                 $1.00
                                                                  =====
  Flag Investors Class B Share
    ($2,355,863 / 2,355,780 shares outstanding)                   $1.00
                                                                  =====
  Institutional Prime Share
    ($388,447,492 / 388,440,636 shares outstanding)               $1.00
                                                                  =====
  Quality Cash Reserve Prime Share
    ($81,944,555 / 81,938,027 shares outstanding)                 $1.00
                                                                  -----

-----------

(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.
(b) Collateral on tri party repurchase agreements held by the agent of the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement at time of purchase.
(c)  Aggregate cost for financial reporting and federal tax purposes.
(d) The credit ratings are not covered by the report of independent accountants.
(e) Dated 3/31/99 principal and interest in the amount of $85,733,638, due 04/01/99 (Collateralized by U.S. Treasury Note, par value of $48,920,000, coupon rate of 6.375, due 03/31/01, value of $50,185,071; U.S. Treasury Bond, par value of $1,789,000, coupon rate of 10.75%, due 08/15/05, value of $2,326,083; U.S. Treasury Bill, par value of $34,930,000, coupon rate of 4.51%, due 04/01/99, value of $34,925,564).

MOODY'S RATINGS:
  Aaa Bonds that are judged to be of the best quality.
  P-1 Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
  AAA Obligations that are of the highest quality.
  A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.


                      See Notes to Financial Statements

                                                                              13
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--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                              Maturity     Par
TREASURY SERIES                 Date      (000)         Value
--------------------------------------------------------------------------------

U.S. TREASURY BILLS(a) - 71.5%
    4.370%                      4/1/99      $ 250     $   250,000
    4.400%                     14/1/99     14,180      14,180,000
    4.425%                      4/1/99     18,815      18,815,000
    4.305%                     4/15/99      2,360       2,356,049
    4.820%                     4/15/99        560         558,950
    4.850%                     4/15/99     32,945      32,882,862
    4.260%                     4/22/99     22,310      22,254,560
    4.470%                     4/22/99      5,130       5,116,624
    4.485%                     4/22/99     75,000      74,803,781
    4.730%                     4/22/99     39,730      39,620,378
    4.745%                     4/22/99     45,000      44,875,444
    4.800%                     4/22/99     11,590      11,557,548
    4.405%                     5/13/99     20,000      19,897,217
    4.410%                     5/13/99     79,880      79,469,017
    4.415%                     5/20/99     30,000      29,819,721
    4.400%                     5/27/99      7,715       7,662,195
    4.420%                     5/27/99     16,680      16,565,316
    4.430%                     5/27/99     16,550      16,435,952
    4.450%                     5/27/99     32,385      32,160,824
    4.470%                     5/27/99      2,400       2,383,312
    4.485%                     5/27/99     38,000      37,734,887
    4.490%                     5/27/99      3,615       3,589,751
    4.530%                     5/27/99     25,000      24,823,833
    4.390%                     6/10/99     50,000      49,573,194
    4.470%                     6/10/99     41,000      40,643,642
    4.505%                     6/10/99     42,685      42,311,091
    4.380%                     6/24/99      1,155       1,143,196
                                                    -------------
Total U.S. Treasury Bills                           $ 671,484,344
                                                    -------------

14

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BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                              Maturity     Par
TREASURY SERIES (concluded)     Date      (000)          Value
--------------------------------------------------------------------------------

U.S. TREASURY NOTES - 31.4%
    6.375%                     4/30/99   $ 35,000    $ 35,047,578
    6.500%                     4/30/99    171,414     171,677,367
    6.000%                     6/30/99     30,000      30,102,434
    6.750%                     6/30/99     23,000      23,112,381
    6.375%                     7/15/99     15,000      15,067,252
    6.875%                     8/31/99     20,210      20,386,466
                                                     ------------
Total U.S. Treasury Notes                             295,393,477
                                                     ------------
TOTAL U.S. TREASURY SECURITIES                        966,877,821
                                                     ------------
TOTAL INVESTMENTS--102.9%
  (Cost $933,994,942)                               $ 966,877,821b
LIABILITIES IN EXCESS OF ASSETS--(2.9)%               (27,615,002)
                                                    -------------
TOTAL NET ASSETS--100.0%                            $ 939,262,819
                                                    =============
Net Asset Value, Offering and Redemption Price Per:
  Treasury Share
    ($816,700,318 / 816,622,190 shares outstanding)         $1.00
                                                            =====
  Institutional Treasury Share
    ($122,561,713 / 122,561,713 shares outstanding)         $1.00
                                                            =====

------------
(a) U.S. Treasury bills are traded on a discount basis. In such cases, the interest rate shown represents the yield at the date of purchase.
(b)  Aggregate cost for financial reporting and federal tax purposes.

                      See Notes to Financial Statements

                                                                              15
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BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                               Rating*
                                            ------------   Par
TAX-FREE SERIES                             S&P  Moody's  (000)       Value
--------------------------------------------------------------------------------
Alabama - 1.4%
  Alabama Housing Finance Authority,
    Multifamily Housing, Refunding RB
    (Heatherbrooke Project), (Guaranteed
    by FNMA), Variable Rate Weekly
    Demand Note, 3.00%, 6/15/26(a)         A-1+     --    $9,900   $   9,900,000
  Alabama Housing Finance Authority,
    Multifamily Housing, Refunding RB
    (Rime Village Hoover Project),
    (Guaranteed by FNMA), Variable Rate
    Weekly Demand Note, 3.00%, 6/15/26(a)  A-1+     --     5,800       5,800,000
                                                                   -------------
                                                                      15,700,000
                                                                   -------------

Arizona - 0.1%
  Phoenix, Arizona, G.O., Series A
    3.75%, 7/1/99                           AA+      Aa1   1,200       1,202,054
                                                                   -------------
Arkansas - 0.2%
  Arkansas State Development Finance
    Authority Health Care Facilities,
    (Sisters of Mercy Health), Series B,
    Variable Rate Weekly Demand Note,
    3.00%, 6/1/12(a)                        AA+   VMIG-1   1,800       1,800,000
                                                                   -------------

Colorado - 3.5%
  Colorado Health Facilities Authority
    Revenue, (Catholic Health
    Initiatives), Series B,
    Variable Rate Weekly
    Demand Note, 3.00%, 12/1/25(a)         A-1+   VMIG-1  11,800      11,800,000
  Colorado Housing Finance Authority,
    Multifamily Housing, (Huntington
    Project), (Guaranteed by FNMA),
    Variable Rate Weekly Demand Note,
    3.00%, 10/15/16(a)                     A-1+       --   2,400       2,400,000
  Colorado Housing Finance Authority,
    Multifamily Housing, (Loretto
    Project), (Guaranteed by FNMA),
    Variable Rate Weekly Demand Note,
    3.00%, 10/15/16(a)                     A-1+       --   9,100       9,100,000


16

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BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                              Rating*       Par
--------------------------------------------------------------------------------
TAX-FREE SERIES (continued)                 S&P  Moody's  (000)       Value

Colorado (continued)
  Colorado Housing Finance Authority,
    Multifamily Housing, (Silver Reef
    Project), (Guaranteed by FNMA),
    Variable Rate Weekly Demand Note,
    3.00%, 10/15/16(a)                     A-1+       -- $ 9,490   $   9,490,000
  Colorado State, General Fund Revenue,
    TRAN, Series A, 4.25%, 6/25/99        SP-1+       --   4,000       4,006,694
  Platte River Power Authority,
    Colorado, Series D, (MBIA Insured),
    5.00%, 6/1/99                          AAA       Aaa   2,320       2,328,032
                                                                   -------------
                                                                      39,124,726
                                                                   -------------

Delaware - 0.4%
  Delaware State, G.O., Series A
    4.60%, 3/1/00                           AA+      Aa1   1,000       1,013,400
  Delaware State, G.O., Series B
    5.00%, 5/1/99                           AA+      Aa1   1,500       1,501,592
  Delaware State, G.O., Series B
    6.85%, 5/1/99                           AA+      Aa1   1,750       1,754,289
                                                                   -------------
                                                                       4,269,281
                                                                   -------------

Florida - 1.3%
  Florida State, Department of
    Environmental Preservation
    2000-B, (FSA Insured),
    4.50%, 7/1/99                           AAA      Aaa   1,000       1,002,425
  Sunshine State, Local Government,
    Financing Commission, Adj Rate
    Revenue Bonds, (AMBAC Insured),
    Tax Exempt Commercial Paper Mode,
    3.05%, 7/28/99                           --   VMIG-1   5,000       5,000,000
  Sunshine State, Local Government,
    Financing Commission, Adj Rate
    Revenue Bonds, (AMBAC Insured),
    Tax Exempt Commercial Paper Mode,
    3.10%, 8/6/99                            --   VMIG-1   7,000       7,000,000
  Tampa Health Facilities Authority RB,
    (Lifelink Foundation Inc. Project),
    (LOC: SunTrust Bank), Variable Rate
    Weekly Demand Note, 3.10%, 8/1/22(a)     --      Aa3   1,500       1,500,000
                                                                   -------------
                                                                      14,502,425
                                                                   -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                                               Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P  Moody's  (000)       Value
--------------------------------------------------------------------------------

Georgia - 5.9%
  Cobb County, Georgia, Housing
    Authority, (Post Mill Project),
    (Guaranteed by FNMA), Variable
    Rate Weekly Demand Note,
    3.00%, 6/1/25(a)                       A-1+       -- $ 9,380     $ 9,380,000
  Columbus County, Georgia, Housing
    Authority Revenue, (Columbus State
    University Foundation, Inc.),
    (LOC: SunTrust Bank), Variable
    Rate Weekly Demand Note,
    3.10%, 11/7/17(a)                        --      Aa3   2,300       2,300,000
  De Kalb County, Georgia, Housing
    Authority, Multifamily Housing,
    (Camden Brook Project), (Guaranteed
    by FNMA), Variable Rate Weekly
    Demand Note, 3.05%, 6/15/25(a)         A-1+       --   5,400       5,400,000
  De Kalb County, Georgia, Housing
    Authority, Multifamily Housing,
    (Clairmont Crest Project),
    (Guaranteed by FNMA), Variable
    Rate Weekly Demand Note,
    3.05%, 6/15/25(a)                      A-1+       --   1,400       1,400,000
  De Kalb County, Georgia, Housing
    Authority, Multifamily Housing,
    (Post Ashford Project),
    (Guaranteed by FNMA), Variable
    Rate Weekly Demand Note,
    3.00%, 6/1/25(a)                       A-1+       --   7,895       7,895,000
  Fulton County, Georgia, Development
    Authority Revenue (Georgia Tech
    Athletic Association Project),
    (LOC: SunTrust Bank), Variable
    Rate Weekly Demand Note,
    3.10%, 7/1/14(a)                         --      Aa3   8,050       8,050,000
  Georgia State, G.O., Series A,
    7.25%, 9/1/99                           AAA      Aaa   5,660       5,743,969
  Macon-Bibb County, Georgia, Hospital
    Authority Revenue, (Medical Center
    of Central Georgia), (LOC: SunTrust
    Bank), Variable Rate Weekly
    Demand Note, 3.10%, 8/1/18               --      Aa3   2,900       2,900,000

18

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--------------------------------------------------------------------------------

                                               Rating*
                                            -----------    Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Georgia  (continued)
  Macon-Bibb County, Georgia, Hospital
    Authority Revenue, (Medical Center
    of Central Georgia), (LOC: SunTrust
    Bank), Variable Rate Weekly Demand
    Note, 3.10%, 12/1/18(a)                A-1+      Aa3 $ 5,000   $   5,000,000
  Municipal Electric Authority of
    Georgia, Project One Bonds, Tax
    Exempt Commercial Paper Mode,
    (LOC: Morgan Guaranty Trust),
    3.10%, 7/9/99                          A-1+   VMIG-1   3,000       3,000,000
  Roswell Housing Authority,
    Multifamily Housing, (Post Canyon
    Project), (Guaranteed by FNMA),
    Variable Rate Weekly Demand Note,
    3.00%, 6/1/25(a)                       A-1+       --   5,500       5,500,000
  Smyrna Housing Authority, Multifamily
    Housing, (F&M Villages Project),
    (Guaranteed by FNMA), Variable Rate
    Weekly Demand Note, 3.00%, 6/6/25(a)   A-1+       --   9,700       9,700,000
                                                                   -------------
                                                                      66,268,969
                                                                   -------------

Idaho - 0.5%
  Idaho State, TANS 4.50%, 6/30/99        SP-1+    MIG-1   5,500       5,515,373
                                                                   -------------

Illinois - 9.6%
  Chicago, Illinois, G.O. Adjustable
    Tender Notes, (LOC: Morgan
    Guaranty Trust), 2.85%, 10/28/99       A-1+   VMIG-1   4,500       4,500,000
  Chicago, Illinois, Metro. Water
    Reclamation District, G.O.,
    4.15%, 12/1/99                           AA      Aa2   1,000       1,007,329
  Chicago, Illinois, Metro. Water
    Reclamation District, G.O.,
     4.70%, 12/1/99                          AA      Aa2   1,500       1,515,745
  Illinois Development Finance
    Authority, P.C.R., (Commonwealth
    Edison Company Project), Series C,
    (LOC: ABN AMRO Bank N.V.), Variable
    Rate Weekly Demand Note,
    3.05%, 3/1/09(a)                       A-1+      P-1   7,700       7,700,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999

                                              Rating*
                                            -----------    Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Illinois (continued)
  Illinois Development Finance
    Authority, P.C.R., (Illinois Power
    Company Project), Series A,
    (LOC: ABN Amro Bank N.V.),
    Variable Rate Weekly Demand Note,
    3.00%, 11/1/28(a)                      A-1+   VMIG-1 $ 2,500   $   2,500,000
  Illinois Development Finance
    Authority, P.C.R., (Illinois Power
    Company Project), Series B,
    (LOC: ABN Amro Bank N.V.),
    Variable Rate Weekly Demand
      Note, 3.05%, 11/1/28(a)              A-1+   VMIG-1   2,700       2,700,000
  Illinois Development Finance
    Authority, (Provena Health),
    Series B, (MBIA Insured),
    Variable Rate Daily Demand
    Note, 3.20%, 5/1/28(a)                 A-1+   VMIG-1   4,400       4,400,000
  Illinois Development Finance
    Authority, (Provena Health),
    Series C, (MBIA Insured),
    Variable Rate Weekly
    Demand Note, 3.00%, 5/1/28(a)          A-1+   VMIG-1   3,000       3,000,000
  Illinois Development Finance
    Authority Revenue, (Chicago Symphony
    Orchestra), (LOC: Northern Trust),
    Variable Rate Weekly Demand Note,
    2.95%, 12/1/28(a)                      A-1+   VMIG-1  11,300      11,300,000
  Illinois Development Finance
    Authority Revenue, (Fenwick High
    School Project), (LOC: Northern
    Trust), Variable Rate Weekly
    Demand Note, 2.95%, 3/1/32(a)          A-1+       --   8,200       8,200,000
  Illinois Educational Facilities
    Authority, (Field Museum of Natural
    History), (LOC: Northern Trust),
    2.90%, 11/1/25, Mandatory
    Put - 11/23/99 @ $100                    --   VMIG-1  10,000      10,000,000
  Illinois Health Facilities Authority,
    (Evanston Hospital Corp. Project),
    3.70%, 8/15/30 Mandatory
    Put -  7/15/99 @ $100                  A-1+   VMIG-1   5,000       5,000,000
  Illinois Health Facilities Authority,
    (Gottlieb Health Resources, Inc.),
    (LOC: Harris Trust and Savings Bank),
    Variable Rate Weekly Demand Note,
     2.95%, 11/15/24                         --   VMIG-1   2,500       2,500,000

20

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--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P  Moody's  (000)       Value
--------------------------------------------------------------------------------

Illinois  (continued)
  Illinois Health Facilities Authority,
    (Gottlieb Health Resources, Inc.),
    (LOC: Harris Trust and Savings Bank),
    Variable Rate Weekly Demand Note,
    2.95%, 11/15/25(a)                       --   VMIG-1  $6,300   $   6,300,000
  Illinois Health Facilities Authority,
    (Northwestern Memorial Hospital),
    Variable Rate Daily Demand Note,
    3.10%, 8/15/25(a)                      A-1+   VMIG-1  10,900      10,900,000
  Illinois Health Facilities Authority,
    Revolving Fund, Pooled Financing
    Program (University of Chicago
    Project), 2.95%, 8/1/15 Mandatory
    Put - 5/3/99 @ $100                    A-1+   VMIG-1  10,000      10,000,000
  Illinois Health Facilities Authority,
    Series A, (Evanston Hospital Corp.
    Project), 3.15%, 3/15/25 Mandatory
    Put - 8/2/99 @ $100                    A-1+   VMIG-1  10,000      10,000,000
  Illinois State, G.O., (MBIA Insured)
    5.38%, 5/1/99                           AAA      Aaa   2,500       2,503,485
  Illinois State, Sales Tax Revenue,
    Series U, 4.50%, 6/15/99                AAA      Aa2   1,000       1,003,047
  Illinois State, Sales Tax Revenue,
    Series V, 5.63%, 6/15/99                AAA      Aa2   1,000       1,005,294
  Schaumburg, Illinois, Series A,
    Variable Rate Weekly Demand Note,
    3.00%, 12/1/13(a)                      A-1+   VMIG-1   1,200       1,200,000
                                                                   -------------
                                                                     107,234,900
                                                                   -------------

Indiana - 2.8%
  Indiana Health Facilities Authority,
    (Charity Obligated Group),
    Series F, Variable Rate Weekly
    Demand Note, 2.90%, 11/1/26(a)         A-1+   VMIG-1   1,700       1,700,000
  Purdue University, Student Fee Bonds,
    Series K, Variable Rate Weekly
    Demand Note, 2.90%, 7/1/20(a)          A-1+   VMIG-1  20,625      20,625,000
  Purdue University, Student Fee Bonds,
    Series L, Variable Rate Weekly
    Demand Note, 2.90%, 7/1/20(a)          A-1+   VMIG-1   9,000       9,000,000
                                                                   -------------
                                                                      31,325,000
                                                                   -------------


                                                                              21
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--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Iowa - 0.3%
  Iowa Finance Authority, Hospital
    Facilities Revenue, (Iowa Health
    System), Series B, (AMBAC Insured),
    Variable Rate Weekly Demand Note,
    3.05%, 7/1/20 (a)                      A-1+   VMIG-1 $ 2,900   $   2,900,000
                                                                   -------------

Kansas - 0.1%
  Johnson County, Kansas, Union School
    District No. 229, G.O., Series A,
    6.40%, 10/1/99                           AA      Aa1   1,195       1,214,906
                                                                   -------------

Kentucky - 0.2%
  Kentucky Asset/Liability Commission,
    General Fund, TRAN, Series B,
    4.00%, 6/25/99                        SP-1+    MIG-1   2,500       2,503,811
                                                                   -------------

Louisiana - 2.6%
  East Baton Rouge Parish, Louisiana,
    P.C.R., (Georgia Pacific Corp.),
    (LOC: Wachovia Bank), Variable
    Rate Weekly Demand Note,
    3.00%, 10/1/99(a)                        --      P-1   3,800       3,800,000
  Louisiana Offshore Terminal Authority,
    Deepwater Port Revenue, First Stage
    1991A (Loop Inc.), (LOC: Morgan
    Guaranty Trust), Variable Rate
    Weekly Demand Note, 2.95%,
    9/1/17(a)                              A-1+   VMIG-1  17,610      17,610,000
  Louisiana Offshore Terminal Authority,
    Deepwater Port Revenue, First
    Stage 1991A (Loop Inc.), (LOC:
    UBS AG), Variable Rate Daily
    Demand Note, 3.15%, 9/1/06(a)            --   VMIG-1   7,600       7,600,000
                                                                   -------------
                                                                      29,010,000
                                                                   -------------
22

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--------------------------------------------------------------------------------

                                               Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P  Moody's  (000)        Value
--------------------------------------------------------------------------------

Maryland - 4.7%
  Baltimore County, Maryland,
    Metropolitan District 61st Issue,
    G.O., 6.75%, 4/1/99                     AAA      Aaa $ 1,000     $ 1,000,000
  Community Development Administration
    Multifamily Development, (Avalon Lea
    Apartments Project), (Guaranteed by
    FNMA), Variable Rate Weekly Demand
    Note, 2.90%, 6/15/26(a)                  --   VMIG-1   6,800       6,800,000
  Community Development Administration
    Multifamily Development, (Avalon
    Ridge Apartments Project), (Guaranteed
    by FNMA), Variable Rate Weekly
    Demand Note, 2.90%, 6/15/26(a)           --   VMIG-1  12,400      12,400,000
  Frederick County, Maryland, BAN,
    Variable Rate Weekly Demand Note,
    3.05%, 10/1/07(a)                      A-1+   VMIG-1   2,800       2,800,000
  Maryland State, G.O., 6.00%, 7/15/99      AAA      Aaa   3,310       3,340,411
  Maryland State, G.O., 6.70%, 7/15/99      AAA      Aaa   1,000       1,008,670
  Maryland State, G.O., 6.75%, 10/15/99
    3,000 3,056,739 Maryland
    State Health & Higher Educational
    Facilities Authority, (Charity
    Obligated Group), Series F,
    Variable Rate Weekly Demand Note,
    2.85%, 11/1/17(a)                      A-1+   VMIG-1  12,700      12,700,000
  Montgomery County, Maryland, G.O.,
    Series A, 4.88%, 5/1/99                 AAA      Aaa   4,060       4,063,815
  Washington Suburban Sanitary District,
    G.O., Variable Rate Weekly Demand
    Note, 3.05%, 8/1/04(a)                 A-1+   VMIG-1   5,000       5,000,000
  Washington Suburban Sanitary District,
    Water Supply, G.O., 4.00%, 6/1/99        AA      Aa1   1,200       1,200,579
                                                                   -------------
                                                                      53,370,214
                                                                   -------------


                                                                              23
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BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Massachusetts - 2.9%
  Massachusetts Bay Transit Authority,
    RAN, Series A, 3.50%, 2/25/00         SP-1+    MIG-1 $10,500   $  10,533,007
  Massachusetts State, G.O., Series A,
    Variable Rate Weekly Demand Note,
    2.85%, 9/1/16(a)                       A-1+   VMIG-1  18,100      18,100,000
  Massachusetts State, G.O., Series B,
    Variable Rate Weekly Demand Note,
    2.85%, 9/1/16(a)                       A-1+   VMIG-1   4,000       4,000,000
                                                                   -------------
                                                                      32,633,007
                                                                   -------------

Michigan - 6.1%
  Detroit Michigan Water Supply System,
    (FGIC Insured), Variable Rate Weekly
    Demand Note, 3.00%, 7/1/13(a)          A-1+   VMIG-1   2,000       2,000,000
  Michigan State Building Authority,
    Series 2, (LOC: Canadian Imperial
    Bank), Tax Exempt Commercial
    Paper, 3.15%, 8/5/99(a)                A-1+      P-1   5,600       5,600,000
  Michigan State Hospital Finance
    Authority, (Charity Obligated Group),
    Variable Rate Weekly Demand Note,
    2.90%, 11/1/11(a)                      A-1+   VMIG-1   3,320       3,320,000
  Michigan State Hospital Finance
    Authority, (Charity Obligated Group),
    Variable Rate Weekly Demand Note,
    2.90%, 11/1/18                         A-1+   VMIG-1   4,450       4,450,000
  Michigan State, Strategic Fund,
    (Consumer Power Project), P.C.R.,
    (LOC: Canadian Imperial Bank),
    Variable Rate Daily Demand Note,
    3.10%, 6/15/10(a)                      A-1+      Aa3   3,400       3,400,000
  Michigan State, Strategic Fund,
    (Consumer Power Project), P.C.R.,
    (LOC: Union Bank of Switzerland),
    Variable Rate Daily Demand Note,
    3.20%, 4/15/18(a)                       --       P-1   8,900       8,900,000
  Michigan State University, General
    Revenue, Series A-2, Variable Rate
    Weekly Demand Note,
    3.00%, 8/15/22(a)                      A-1+   VMIG-1  20,500      20,500,000
  University of Michigan, Series B,
    Tax Exempt Commercial Paper,
    2.80%, 5/12/99                         A-1+      P-1   2,100       2,100,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Michigan (continued)

  University of Michigan, Series B,
    Tax Exempt Commercial Paper,
     3.00, 5/12/99                         A-1+      P-1 $ 5,000     $ 5,000,000
  University of Michigan, Series B,
    Tax Exempt Commercial Paper,
     3.00, 7/20/99                         A-1+      P-1   6,000       6,000,000
  University of Michigan, Series B,
    Tax Exempt Commercial Paper,
     3.00, 7/20/99                         A-1+      P-1   2,750       2,750,000
  University of Michigan, Series B,
    Tax Exempt Commercial Paper,
     3.00, 7/21/99                         A-1+      P-1   5,000       5,000,000
                                                                   -------------
                                                                      69,020,000
                                                                   -------------

Minnesota - 1.9%
  Minnesota State, G.O. 5.00%, 8/1/99       AAA      Aaa   1,000       1,006,522
  Minnesota State, G.O. 6.60%, 8/1/99       AAA      Aaa   1,000       1,011,368
  University of Minnesota, Series A,
    Variable Rate Weekly Demand Note,
    3.00%, 1/1/34(a)                       A-1+   VMIG-1  19,000      19,000,000
                                                                   -------------
                                                                      21,017,890
                                                                   -------------

Mississippi - 4.1%
  Jackson County, Mississippi, Chevron
    USA Inc. Project, (Guaranteed by
    Chevron), Variable Rate Daily
    Demand Note, 3.10%, 12/1/16(a)           --       P-1   1,800      1,800,000
  Jackson County, Mississippi, Chevron
    USA Inc. Project, (Guaranteed by
    Chevron), Variable Rate Daily
    Demand Note, 3.10%, 6/1/23(a)            --       P-1   7,700      7,700,000
  Jackson County, Mississippi, Chevron
    USA Inc. Project, (Guaranteed by
    Chevron), Variable Rate Daily
    Demand Note, 3.15%, 6/1/23(a)            --       P-1   5,660      5,660,000
  Perry County, Mississippi, Leaf
    River Forest Project, (LOC: Wachovia
    Bank), Variable Rate Daily Demand
    Note, 3.15%, 3/1/02(a)                   --       P-1  30,850     30,850,000
                                                                     -----------
                                                                      46,010,000
                                                                     -----------

                                                                              25

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BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Missouri - 4.0%
  Bi-State Development Agency, Missouri,
    St. Clair County, (MBIA Insured),
    Variable Rate Weekly Demand Note,
    3.00%, 7/1/28(a)                       A-1+      --  $19,500    $ 19,500,000
  Missouri State, G.O., Fourth State
    Building, Series A, 5.00%, 6/1/99       AAA      Aaa   1,150       1,152,406
  Missouri State, Health & Educational
    Facilities Authority, (Barnes
    Hospital Project), (LOC: Morgan
    Guaranty Trust), Variable Rate
    Weekly Demand Note,
    3.00%, 12/1/15(a)                      A-1+   VMIG-1   2,900       2,900,000
  Missouri State, Health & Educational
    Facilities Authority, (Sisters of
    Mercy Health), Series D, Variable
    Rate Weekly Demand Note,
    3.00%, 6/1/14(a)                       A-1+   VMIG-1     400         400,000
  Missouri State, Health & Educational
    Facilities Authority, (Sisters of
    Mercy Health), Series D, Variable
    Rate Weekly Demand Note,
    3.00%, 6/1/19(a)                       A-1+   VMIG-1   9,000       9,000,000
  Missouri State, Health & Educational
    Facilities Authority, (Washington
    University Project), Series B,
    Variable Rate Daily Demand Note,
    3.20%,  9/1/30(a)                      A-1+   VMIG-1   6,400       6,400,000
  Missouri State, Health & Educational
    Facilities Authority, (Washington
    University Project), Series C,
    Variable Rate Daily Demand Note,
    3.10%, 9/1/30(a)                       A-1+   VMIG-1   1,400       1,400,000
  Missouri State, Health & Educational
    Facilities Authority, (Washington
    University Project), Variable Rate
    Weekly Demand Note,
    3.00%, 9/1/09(a)                       A-1+   VMIG-1   4,600       4,600,000
                                                                   -------------
                                                                      45,352,406
                                                                   -------------

Montana - 0.7%
  Forsyth, Montana, P.C.R., (Pacificorp
    Project), (LOC: Rabobank Nederland),
    Variable Rate Daily Demand Note,
    3.30%, 1/1/18(a)                       A-1+      P-1   7,750       7,750,000
                                                                   -------------

26

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--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Nevada - 1.4%
  Las Vegas Valley Water District,
    Nevada, (LOC: Westdeutsche
    Landesbank), Tax Exempt Commercial
    Paper, 2.80%, 5/11/99                  A-1+      P-1 $ 4,000     $ 4,000,000
  Las Vegas Valley Water District,
    Nevada, (LOC: Westdeutsche
    Landesbank), Tax Exempt Commercial
    Paper, 2.80%, 5/12/99                  A-1+      P-1  10,000      10,000,000
  Nevada State, G.O., Series A,
    5.25%,  5/15/99                          AA      Aa2   1,615       1,617,842
                                                                   -------------
                                                                      15,617,842
                                                                   -------------

New Hampshire - 0.2%
  New Hampshire State, Capital
    Improvement, Series A,
    4.00%, 10/1/99                          AA+      Aa2   1,900       1,909,325
                                                                   -------------

New Jersey - 2.5%
  New Jersey State, G.O. 5.00%, 7/15/99     AA+      AA1   3,000       3,013,042
  New Jersey State, G.O., Series E,
    5.00%, 7/15/99                          AA+      Aa1   2,965       2,982,772
  New Jersey State, Series A, TRAN,
    (Tax Exempt Commercial Paper Mode),
    3.15%, 4/8/99                          A-1+      P-1   3,000       3,000,000
  New Jersey State, Series A, TRAN,
    (Tax Exempt Commercial Paper Mode),
    2.95%, 5/6/99                          A-1+      P-1   2,000       2,000,000
  New Jersey State, Series A, TRAN,
    (Tax Exempt Commercial Paper Mode),
    3.15%, 5/6/99                          A-1+      P-1   2,000       2,000,000
  New Jersey State, Series A, TRAN,
    (Tax Exempt Commercial Paper Mode),
    3.05%, 5/13/99                         A-1+      P-1   5,000       5,000,000
  New Jersey State, Series A, TRAN,
    (Tax Exempt Commercial Paper Mode),
    3.10%, 5/20/99                         A-1+      P-1   3,000       3,000,000
  New Jersey State, Series A, TRAN,
    (Tax Exempt Commercial Paper Mode),
    3.20%, 6/4/99                          A-1+      P-1   2,000       2,000,000
  New Jersey State, Transportation
    Trust Fund, Series A, (Escrow in
    U.S. Government Securities),
    5.90%, 6/15/99                          --       AAA   5,000       5,031,718
                                                                   -------------
                                                                      28,027,532
                                                                   -------------

                                                                              27

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BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

New Mexico - 0.4%
  New Mexico State, TRAN, 4.25%, 6/30/99  SP-1+    MIG-1 $ 4,000     $ 4,006,188
                                                                   -------------

New York - 6.9%
  Long Island Power Authority,
    New York, Electrical System
    Revenue, Series 5, (LOC: ABN Amro
    Bank N.V. 50%, Morgan Guaranty
    50%), Variable Rate Daily Demand
    Note, 3.15%, 5/1/33(a)                 A-1+   VMIG-1   5,700       5,700,000
  Long Island Power Authority,
    New York, Electric System Revenue,
    Variable Rate Demand Bonds,
    (Tax Exempt Commercial Paper Mode),
    (LOC: Westdeutsche Landesbank 50%,
    Bayerische Landesbank 50%),
    2.80%, 4/7/99                          A-1+   VMIG-1   3,000       3,000,000
  Long Island Power Authority, New York,
    Electric System Revenue, Variable
    Rate Demand Bonds, (Tax Exempt
    Commercial Paper Mode), (LOC:
    Westdeutsche Landesbank 50%,
    Bayerische Landesbank 50%),
    2.90%, 4/20/99                         A-1+   VMIG-1   2,500       2,500,000
  Long Island Power Authority, New York,
    Electric System Revenue, Variable
    Rate Demand Bonds, (Tax Exempt
    Commercial Paper Mode), (LOC:
    Westdeutsche Landesbank 50%,
    Bayerische Landesbank 50%),
    3.05%, 4/26/99                         A-1+   VMIG-1   6,000       6,000,000
  Long Island Power Authority, New York,
    Electric System Revenue, Variable
    Rate Demand Bonds, (Tax Exempt
    Commercial Paper Mode), (LOC:
    Westdeutsche Landesbank 50%,
    Bayerische Landesbank 50%),
    2.80%, 5/14/99                         A-1+   VMIG-1   2,000       2,000,000
  Long Island Power Authority,
    New York, Series 2, (LOC:
    Westdeutsche Landesbank 50%,
    Bayerische Landesbank 50%), Variable
    Weekly Demand Note, 2.80%, 5/1/33(a)   A-1+   VMIG-1   3,500       3,500,000


28

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--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

New York  (continued)
  Metropolitan Transportation
    Authority, New York, Transit
    Facilities BAN, Tax Exempt
    Commercial Paper, 3.10%, 4/13/99       A-1+      P-1 $ 5,000     $ 5,000,000
  Municipal Assistance Corp. for New
    York City, New York, Sub Series
    K-2, (LOC: Westdeutsche Landesbank),
    Variable Rate Weekly Demand Note,
    3.15%, 7/1/08(a)                       A-1+   VMIG-1   5,800       5,800,000
  New York, New York, G.O., Series
    B, (FGIC Insured), Variable Rate
    Daily Demand Note, 3.40%, 10/1/20(a)   A-1+   VMIG-1   1,400       1,400,000
  New York, New York, G.O., Series B,
    (FGIC Insured), Variable Rate Daily
     DA-1+d Note, 3.40%, 10/1/22(a)        A-1+   VMIG-1   1,200       1,200,000
  New York City, New York, Municipal
    Water Finance Authority, Water and
    Sewer System Revenue, Series A,
    (FGIC Insured), Variable Rate Daily
    Demand Note, 3.35%, 6/15/25(a)         A-1+   VMIG-1   2,500       2,500,000
  New York City, New York, Municipal
    Water Finance Authority, Water and
    Sewer System Revenue, Series G,
    (FGIC Insured), Variable Rate Daily
    Demand Note, 3.10%, 6/15/24(a)         A-1+   VMIG-1  19,850      19,850,000
  New York City, New York, Transitional
    Finance Authority Revenue, SubSeries
    B-1, 2.90%, 11/1/27, Mandatory Put -
    11/1/99 @ $100                         A-1+   VMIG-1   5,000       5,000,000
  New York State, Energy Research and
    Development Authority, P.C.R.,
    Niagara Mohawk Power, (LOC: Toronto
    Dominion Bank), Variable Rate Daily
    Demand Note, 3.30%, 7/1/15(a)          A-1+      --    5,700       5,700,000
  Westchester County, New York, G.O.,
    Series B, 4.00%, 11/15/99               AAA      Aaa   8,500       8,554,169
                                                                   -------------
                                                                      77,704,169
                                                                   -------------


                                                                              29

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BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

North Carolina - 2.0%
  Charlotte-Mecklenberg Hospital
    Authority, North Carolina, Health
    Care System Revenue, Series C,
    Variable Rate Weekly Demand Note,
    3.05%,  1/15/26(a)                     A-1+   VMIG-1 $10,000    $ 10,000,000
  Charlotte-Mecklenberg Hospital
    Authority, North Carolina, Health
    Care System Revenue, Series D,
    Variable Rate Weekly Demand Note,
    3.05%,  1/15/26(a)                     A-1+   VMIG-1   3,400       3,400,000
  North Carolina Medical Care Commission
    Hospital Revenue, (North Carolina
    Baptist Hospital Project), Series B,
    Variable Rate Weekly Demand Note,
    3.05%, 6/1/22(a)                       A-1+   VMIG-1   9,000       9,000,000
                                                                   -------------
                                                                      22,400,000
                                                                   -------------

Ohio - 1.9%
  Clermont County, Ohio, Hospital
    Facilities Revenue, Series B,
    (Catholic Health Partners),
    Variable Rate Weekly
    Demand Note, 3.00%, 9/1/21(a)          A-1+   VMIG-1  16,720      16,720,000
  Ohio State, G.O., Highway Capital
    Improvements, Series C,
    4.00%, 5/1/99                           AAA      Aa1   1,100       1,100,321
  Ohio State, G.O., Highway Capital
    Improvements, Series S,
    4.40%, 5/15/99                          AAA      Aa1   1,835       1,836,331
  Ohio State, G.O., Highway Capital
    Improvements, Series U,
    4.40%, 5/15/99                          AAA      Aa1   1,000       1,000,761
  Ohio State, G.O., Highway Capital
    Improvements, Series V,
    4.70%, 5/15/99                          AAA      Aa1   1,350       1,351,706
                                                                   -------------
                                                                      22,009,119
                                                                   -------------

Oregon - 1.4%
  Umatilla County, Oregon, Hospital
    Facilities Authority, (Catholic
    Health Initiatives), Series B,
    Variable Rate Weekly Demand Note,
    3.00%, 12/1/24(a)                      A-1+   VMIG-1  15,400      15,400,000
                                                                   -------------
30

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Pennsylvania - 0.5%
  Pennsylvania State, G.O., Second
    Series A, (MBIA Insured),
    4.75%, 6/15/99                          AAA      Aaa $ 1,000   $   1,002,191
  Pennsylvania State, Higher Educational
    Facility Authority, Carnegie Mellon
    University, Series A, Variable Rate
    Daily Demand Note, 3.05%, 11/1/25(a)   A-1+      --      550         550,000
  Pennsylvania State, Higher Educational
    Facility Authority, Carnegie Mellon
    University, Series D, Variable Rate
    Daily Demand Note, 3.05%, 11/1/30(a)   A-1+      --      900         900,000
  Pottsville, Pennsylvania, Hospital
    Authority, Series F, (Charity
    Obligated Group), Variable Rate
    Weekly Demand Note,
    2.90%, 11/1/19(a)                      A-1+   VMIG-1   1,500       1,500,000
  York County, Pennsylvania, Industrial
    Development Authority, P.C.R.,
    Philadelphia Electric Co., (LOC:
    Toronto Dominion Bank), Variable
    Rate Daily Demand Note,
    3.05%, 8/1/16(a)                       A-1+      P-1   1,800       1,800,000
                                                                   -------------
                                                                       5,752,191
                                                                   -------------

South Carolina - 1.0%
  Rock Hill, South Carolina, Utility
    System Revenue, Series B, (AMBAC
    Insured), Variable Rate Weekly
    Demand Note, 2.90%, 1/1/23(a)          A-1+   VMIG-1   5,515       5,515,000
  South Carolina State, G.O., Capital
    Improvement, Series B,
    5.75%, 8/1/99                           AAA      Aaa   1,500       1,513,752
  South Carolina State, G.O., Series A,
    4.50%, 8/1/99                           AAA      Aaa   2,970       2,979,473
  South Carolina State, G.O., Series W,
      6.00%, 5/1/99                         AAA      Aaa   1,125       1,127,071
                                                                   -------------
                                                                      11,135,296
                                                                   -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Tennessee - 3.3%
  Memphis, Tennessee, G.O.,
    5.00%, 10/1/99                           AA     Aa-1 $ 2,265     $ 2,286,816
  Memphis, Tennessee, G.O., Series A,
    Variable Rate Weekly Demand Note,
    3.15%, 8/1/04(a)                       A-1+   VMIG-1   2,500       2,500,000
  Memphis, Tennessee, G.O., Series A,
    Variable Rate Weekly Demand Note,
    3.15%, 8/1/07                          A-1+   VMIG-1   2,800       2,800,000
  Tennessee State, G.O., Variable Rate
    Weekly Demand Note,
    2.90%, 7/1/01(a)                       A-1+   VMIG-1  20,600      20,600,000
  Tennessee State, G.O., Variable
    Rate Weekly Demand Note,
    2.90%, 7/2/01(a)                       A-1+   VMIG-1   9,000       9,000,000
  Tennessee State, G.O., Variable
    Rate Weekly Demand Note,
    2.90%, 7/2/01(a)                       A-1+   VMIG-1     400         400,000
                                                                   -------------
                                                                      37,586,816
                                                                   -------------

Texas - 15.1%
  Austin, Texas, Combined Utility
    System, Tax Exempt Commercial
    Paper, Series A, (LOC: Morgan
    Guaranty Trust), 2.70%, 4/7/99         A-1+      P-1   3,000       3,000,000
  Austin, Texas, Combined Utility
    System, Tax Exempt Commercial
    Paper, Series A, (LOC: Morgan
    Guaranty Trust), 2.80%, 5/7/99         A-1+      P-1   3,000       3,000,000
  Austin, Texas, Combined Utility
    System, Tax Exempt Commercial
    Paper, Series A, (LOC: Morgan
    Guaranty Trust), 2.85%, 5/7/99         A-1+      P-1   3,000       3,000,000
  Austin, Texas, Combined Utility
    System, Tax Exempt Commercial
    Paper, Series A, (LOC: Morgan
    Guaranty Trust), 2.85%, 5/10/99        A-1+      P-1   1,000       1,000,000
  Austin, Texas, Combined Utility
    System, Tax Exempt Commercial
    Paper, Series A, (LOC: Morgan
    Guaranty Trust), 2.95%, 5/11/99        A-1+      P-1   6,425       6,425,000
  Austin, Texas, Combined Utility
    System, Tax Exempt Commercial
    Paper, Series A, (LOC: Morgan
    Guaranty Trust), 3.10%, 7/26/99        A-1+      P-1   2,340       2,340,000


32

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BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Texas (continued)
  Austin, Texas, Independent School
    District, G.O., (PSF Guaranteed),
    6.20%, 8/1/99                           AAA      Aaa $ 1,000     $ 1,010,934
  City of Houston, Texas, G.O., Series B,
    Tax Exempt Commercial Paper, 2.95%,
    4/6/99                                 A-1+      P-1   7,700       7,700,000
  City of Houston, Texas, G.O., Series B,
    Tax Exempt Commercial Paper, 2.80%,
    4/9/99                                 A-1+      P-1   3,000       3,000,000
  City of Houston, Texas, G.O., Series B,
    Tax Exempt Commercial Paper, 2.85%,
    4/12/99                                A-1+      P-1   3,000       3,000,000
  City of Houston, Texas, G.O., Series B,
    Tax Exempt Commercial Paper, 2.90%,
    4/19/99                                A-1+      P-1   3,000       3,000,000
  City of Houston, Texas, G.O., Series B,
    Tax Exempt Commercial Paper, 3.10%,
    4/23/99                                A-1+      P-1   3,000       3,000,000
  Dallas, Texas, G.O., 5.50%, 2/15/00       AAA      Aaa   1,500       1,530,450
  Dallas, Texas, Waterworks and Sewer
    System, 8.00%, 10/1/99                  AAA      Aa2   1,000       1,024,720
  Deer Park, Texas, Independent School
    District, G.O., (PSF Guaranteed),
    6.25%, 2/15/00                         AAA      Aaa    1,400       1,438,754
  Harris County, Texas, G.O., Tax
    Exempt Commercial Paper,
    3.00%, 4/14/99                         A-1+      P-1   1,325       1,325,000
  Harris County, Texas, G.O., Tax
    Exempt Commercial Paper,
    3.15%, 5/10/99                         A-1+      P-1   2,000       2,000,000
  Harris County, Texas, G.O., Toll Road,
    6.30%, 8/1/99                            AA      Aa2   1,150       1,161,577
  Harris County, Texas, G.O., Toll Road,
    Series G, Variable Rate Weekly
    Demand Note, 3.00%, 8/1/20(a)          A-1+   VMIG-1   2,800       2,800,000
  Harris County, Texas, G.O., Toll Road,
    Series H, Variable Rate Weekly
    Demand Note, 3.00%, 8/1/20(a)          A-1+   VMIG-1   4,600       4,600,000
  Lower Colorado River Authority, Texas,
    (MBIA Insured), Variable Rate Weekly
    Demand Note, 2.90%, 1/1/13(a)          A-1+   VMIG-1  28,600      28,600,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Texas (continued)
  Sabine River Authority, Texas, P.C.R.,
    Utilities Electric Company,
    (LOC: UBS AG), Variable Rate Daily
    Demand Note, 3.35%, 6/1/30(a)          A-1+   VMIG-1 $ 3,700   $   3,700,000
  Texas A & M University, Texas,
    5.35%, 5/15/99                           AA      Aa2   1,000       1,001,815
  Texas A & M University, Texas, Tax
    Exempt Commercial Paper, 3.05%,
    4/23/99                                A-1+      P-1   4,000       4,000,000
  Texas A & M University, Texas, Tax
    Exempt Commercial Paper, 2.80%,
    5/11/99                                A-1+      P-1   2,000       2,000,000
  Texas A & M University, Texas, Tax
    Exempt Commercial Paper,
    2.85%, 7/22/99                         A-1+      P-1  12,000      12,000,000
  Texas A & M University, Texas, Tax
    Exempt Commercial Paper, 3.00%,
    7/23/99                                A-1+      P-1   6,300       6,300,000
  Texas Higher Education Authority,
    Series B, (FGIC Insured), Variable
    Rate Weekly Demand Note,
    3.00%, 12/1/25(a)                      A-1+   VMIG-1   3,260       3,260,000
  Texas Public Finance Authority,
    G.O., Tax Exempt Commercial Paper,
    2.90%, 5/13/99                         A-1+      P-1   2,500       2,500,000
  Texas Public Finance Authority, G.O.,
    Tax Exempt Commercial Paper,
    3.10%, 7/19/99                         A-1+      P-1   2,000       2,000,000
  Texas Public Finance Authority, G.O.,
    Tax Exempt Commercial Paper,
    3.15%, 7/22/99                         A-1+      P-1   3,500       3,500,000
  Texas State, TRANS, 4.50%, 8/31/99      SP-1+    MIG-1  21,650      21,779,999
  Travis County, Texas, Health
    Facilities Development Corporation,
    (Charity Obligation Group),
    Series E, Variable Rate Weekly
    Demand Note, 2.90%, 11/1/27(a)         A-1+   VMIG-1   7,800       7,800,000
  University of Texas, Texas, Tax Exempt
    Commercial Paper, 3.15%, 7/14/99       A-1+      P-1   4,000       4,000,000
  University of Texas, Texas, Tax Exempt
    Commercial Paper, 3.05%, 7/19/99       A-1+      P-1   5,000       5,000,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Texas (continued)
  University of Texas, Texas, Tax Exempt
    Commercial Paper, 3.05%, 7/21/99       A-1+      P-1 $ 5,000   $   5,000,000
  University of Texas, Texas, Tax Exempt
    Commercial Paper, 3.15%, 8/9/99        A-1+      P-1   2,000       2,000,000
  Waco, Texas, Health Facilities
    Development Corporation, (Charity
    Obligated Group), Series F,
    Variable Rate Weekly
    Demand Note, 2.90%, 11/1/26(a)         A-1+   VMIG-1   1,000       1,000,000
                                                                   -------------
                                                                     170,798,249
                                                                   -------------

Utah - 1.8%
  Utah State, G.O., 4.40%, 7/1/99           AAA      Aaa  $1,500   $   1,503,019
  Utah State, G.O., Series A, Tax Exempt
    Commercial Paper, 3.05%, 4/12/99       A-1+      P-1   4,500       4,500,000
  Utah State, G.O., Series A, Tax Exempt
    Commercial Paper, 2.95%, 4/14/99       A-1+      P-1   4,000       4,000,000
  Utah State, G.O., Series A, Tax Exempt
    Commercial Paper,, 3.05%, 4/19/99      A-1+      P-1   2,000       2,000,000
  Utah State, G.O., Series A, Tax Exempt
    Commercial Paper, 3.00%, 5/6/99        A-1+      P-1   5,000       5,000,000
  Utah Transit Authority Sales Tax &
    Transportation Revenue, (LOC:
    Bayerische Landesbank), Variable
    Rate Weekly Demand Note,
    3.00%, 5/1/28(a)                       A-1+      --    3,400       3,400,000
                                                                   -------------
                                                                      20,403,019
                                                                   -------------

Virginia - 1.5%
  Fairfax County, Virginia, G.O.,
    Series B, 6.00%, 6/1/99                 AAA      Aaa   1,550       1,557,924
  Hampton Roads, Virginia, Regional
    Jail Authority, Series B, (LOC:
    Wachovia Bank), Variable Rate
    Weekly Demand Note, 3.05%,
    7/1/16(a)                              A-1+   VMIG-1   7,800       7,800,000
  Virginia State, G.O., 4.00%, 6/1/99       AAA      Aaa   1,400       1,402,307
  Virginia State, G.O., 4.50%, 6/1/99       AAA      Aaa   2,785       2,789,669
  Virginia State, G.O., 5.00%, 6/1/99       AAA      Aaa   1,875       1,881,583
  Virginia State Public School Authority,
    Seriess I, 4.25%, 8/1/99                AA+      Aa1   2,000       2,007,984
                                                                   -------------
                                                                      17,439,467
                                                                   -------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Washington - 1.2%
  King County, Washington, G.O.,
    Series C, 4.00%, 6/1/99                 AA+      Aa1 $ 3,000     $ 3,001,300
  Thurston County, Washington, G.O.,
    (MBIA Insured), 4.75%, 8/1/99           --       AAA   1,875       1,885,675
  Washington State, G.O., Series A,
    4.25, 7/1/99                            AA+      Aa1   2,765       2,770,843
  Washington State, G.O., Series C,
    5.50, 7/1/99                            AA+      Aa1   4,000       4,018,016
  Washington State, G.O., 7.20%,
    5/1/03, (Escrowed in U.S. Government
    Securities), Prerefunded,
    5/1/99 @ $100                           AA+      AAA   1,000       1,002,715
  Washington State, G.O., 7.25%,
    5/1/06, (Escrowed in U.S. Government
    Securities), Prerefunded,
    5/1/99 @ $100                           AA+      AAA   1,000       1,002,783
                                                                   -------------
                                                                      13,681,332
                                                                   -------------

Wisconsin - 4.4%
  Milwaukee, Wisconsin, G.O., Series A9,
    3.85%, 3/1/00                           AA+      Aa1   5,180       5,219,365
  Milwaukee, Wisconsin, G.O., Series F,
    5.00%, 11/15/99                         AA+      Aa1   2,185       2,212,366
  Milwaukee, Wisconsin, G.O., Series K,
    4.25%, 6/15/99                          AA+      Aa1   2,705       2,707,917
  Oak Creek, Wisconsin, P.C.R.,
    (Wisconsin Electric Power Company
    Project), Variable Rate Weekly
    Demand Note, 3.00%, 8/1/16(a)           AA       P-1   3,200       3,200,000
  Pleasant Prairie, Wisconsin, P.C.R.,
    (Wisconsin Electric Power Company
    Project), Series B, Variable Rate
    Weekly Demand Note, 3.05%, 9/1/30(a)   A-1+      P-1  11,150      11,150,000
  Wisconsin State, G.O., Series 1,
    4.80%, 11/1/99                           AA      Aa2   1,975       1,994,476
  Wisconsin State, Operating Notes,
    4.50%, 6/15/99                        SP-1+    MIG-1  20,000      20,038,399

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating*
                                            ------------   Par
TAX-FREE SERIES (continued)                 S&P Moody's   (000)        Value
--------------------------------------------------------------------------------

Wisconsin (continued)
  Wisconsin State, Transportation Revenue,
    (LOC: Bayerische Landesbank 33.3%,
    Westdeutsche Landesbank 66.7%),
    Tax Exempt Commercial Paper,
    2.65%, 4/1/99                          A-1+      P-1 $ 3,000  $    3,000,000
                                                                  --------------
                                                                      49,522,523
                                                                  --------------

Wyoming - 0.7%
  Sweetwater County, Wyoming, P.C.R.,
    Pacificorp Project, Series B,
    (LOC: Canadian Imperial Bank),
    Variable Rate Daily Demand Note,
    3.30%, 1/1/14                          A-1+      P-1   2,750       2,750,000
  Uinta County, Wyoming, P.C.R.,
    (Chevron U.S.A.), Variable Rate
    Daily Demand Note, 3.10%, 4/1/10         --      P-1   3,800       3,800,000
  Uinta County, Wyoming, P.C.R.,
    (Chevron U.S.A.), Variable Rate
    Daily Demand Note, 3.10%, 4/1/10         --      P-1     600         600,000
  Uinta County, Wyoming, P.C.R.,
    (Chevron U.S.A.), Variable Rate
    Daily Demand Note, 3.10%, 8/15/20(a)     --      P-1   1,100       1,100,000
                                                                  --------------
                                                                       8,250,000
                                                                  --------------
TOTAL INVESTMENTS--98.9%
  (Cost $1,119,368,030)                                           $1,119,368,030
OTHER ASSETS LESS LIABILITIES, NET--1.1%                              12,623,023
                                                                  --------------

NET ASSETS--100.0%                                                $1,131,991,053
                                                                  ==============
Net Asset Value, Offering and Redemption Price Per:
  Tax-Free Retail Share
  ($1,047,391,315 divided by 1,047,493,793 shares outstanding)             $1.00
                                                                           =====

  Tax-Free Institutional Share
  ($84,599,738 divided by 84,607,371 shares outstanding)                   $1.00
                                                                           =====

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         March 31, 1999


TAX-FREE SERIES (concluded)
--------------------------------------------------------------------------------

---------------
(a) Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days' notice. Interest rates are redetermined periodically.Rates shown are those in effect on March 31, 1999.
 * The credit ratings are not covered by the report of independent accountants.

INVESTMENT ABBREVIATIONS:
  AMBAC   AMBAC Assurance Corporation
  BAN     Bond Anticipation Notes
  FGIC    Financial Guaranty Insurance Corporation
  FNMA    Federal National Mortgage Association
  FSA     Financial Security Assurance
  GO      General Obligation Bond
  LOC     Letter of Credit
  MBIA    Municipal Bond Investors Assurance Corporation
  PCR     Pollution Control Revenue Bonds
  PSF     Public School Facilities
  RAN     Revenue Anticipation Note
  RB      Revenue Bond
  TAN     Tax Anticipation Note
  TRAN    Tax Revenue Anticipation Note

INSURANCE ABBREVIATIONS:
  AMBAC   AMBAC Indemnity Corp.
  FGIC    Financial Guaranty Insurance Corporation
  MBIA    Municipal Bond Investors Assurance

MOODY'S MUNICIPAL RATINGS:
  Aaa     Judged to be of the best quality.
  Aa Judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
  MIG-1   Notes bearing this designation are of the best quality.
  VMIG-1 Variable rate demand obligations bearing this designation are of the best quality.
  P-1     Commercial paper bearing this designation is of the best quality.

S&P MUNICIPAL RATINGS:
  AAA     Obligations that are of the highest quality.
  AA Obligations that have the second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
  SP-1    Notes that have a strong capacity to pay principal and interest.
          Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
  A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

         A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statements of Operations
For the year ended March 31, 1999


                                              Prime              Treasury           Tax-Free
                                              Series              Series             Series
-----------------------------------------------------------------------------------------------
Investment Income:
  Interest income                         $ 202,392,068       $  42,584,715       $  32,769,158
                                          -------------       -------------       -------------
Expenses:
  Investment advisory fees                    9,800,088           2,099,289           2,642,345
  Distribution fees                           9,527,563           1,964,145           2,232,564
  Transfer agent fees                         2,213,530             303,231             127,823
  Registration fees                             557,046             132,002             158,282
  Custodian fees                                476,010              68,093              60,882
  Shareholder service fees                      442,438              67,048             127,363
  Professional fees                             177,169              54,510              48,416
  Accounting fees                               167,901             134,044             137,933
  Directors' fees                                86,534              32,482              18,872
  Miscelleaneous                                368,231             161,793               7,555
                                          -------------       -------------       -------------
        Total expenses                       23,816,510           5,016,637           5,562,035
      Less: Fees waived                        (114,329)           (113,581)               --
                                          -------------       -------------       -------------
          Net expenses                       23,702,181           4,903,056           5,562,035
                                          -------------       -------------       -------------
Net investment income                        78,689,887          37,681,659          27,207,123
                                          -------------       -------------       -------------
Net realized gain from
  security transactions                          88,481             156,495              18,413
                                          -------------       -------------       -------------
Net increase in net assets resulting
  from operations                         $ 178,778,368       $  37,838,154       $  27,225,536
                                          =============       =============       =============

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                               March 31, 1999


                                                                      PRIME SERIES
--------------------------------------------------------------------------------------------
                                                             For the                For the
                                                           Year Ended             Year Ended
                                                            March 31,              March 31,
                                                           ----------             ----------
                                                              1999                   1998
Increase (Decrease) in Net Assets
Operations:
  Net investment income                                $   178,689,887       $   162,086,913
  Net realized gain from
    security transactions                                       88,481                  --
                                                       ---------------       ---------------
  Net increase in net assets resulting
    from operations                                        178,778,368           162,086,913
                                                       ---------------       ---------------

Distributions to Shareholders From:
  Net investment income:
    BT Alex. Brown Cash Reserve
      Prime Shares, Treasury Shares and
      Tax-Free Shares, respectively                       (151,410,202)         (138,011,807)
    BT Alex. Brown Cash Reserve
      Prime Institutional Shares,
      Treasury Institutional Shares and
      Tax-Free Institutional Shares, respectively          (16,058,016)          (13,656,968)
    Flag Investors Class A Shares                             (435,677)             (341,197)
    Flag Investors Class B Shares                              (72,373)              (12,545)
    Quality Cash Reserve Shares                            (10,713,744)          (10,064,396)
                                                       ---------------       ---------------
    Total distributions                                   (178,690,012)         (162,086,913)
                                                       ---------------       ---------------

Capital Share ransactions, net                             496,268,896           849,945,486
                                                       ---------------       ---------------
  Total increase in net assets                             496,357,252           849,945,486
Net Assets:
  Beginning of period                                    3,717,409,100         2,867,463,614
                                                       ---------------       ---------------
  End of period                                        $ 4,213,766,352       $ 3,717,409,100
                                                       ===============       ===============

                                                               TREASURY SERIES                      TAX-FREE SERIES
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       For the Years Ended March 31,
                                                     ------------------------------------------------------------------------------
                                                              1999            1998              1999                1998

Increase (Decrease) in Net Assets
Operations:
  Net investment income                             $    37,681,660    $    35,037,012    $    27,207,123    $    23,916,200
  Net realized gain from
    security transactions                                   156,495             20,785             18,413             (1,994)
                                                    ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
    from operations                                      37,838,155         35,057,797         27,225,536         23,914,206
                                                    ---------------    ---------------    ---------------    ---------------

Distributions to Shareholders From:
  Net investment income:
    BT Alex. Brown Cash Reserve
      Prime Shares, Treasury Shares and
      Tax-Free Shares, respectively                     (33,507,990)       (31,623,993)       (24,515,362)       (21,792,392)
    BT Alex. Brown Cash Reserve
      Prime Institutional Shares,
      Treasury Institutional Shares and
      Tax-Free Institutional Shares, respectively        (4,334,875)        (3,413,019)        (2,746,989)        (2,123,808)
    Flag Investors Class A Shares                              --                 --                 --                 --
    Flag Investors Class B Shares                              --                 --                 --                 --
    Quality Cash Reserve Shares                                --                 --                 --                 --
                                                    ---------------    ---------------    ---------------    ---------------
    Total distributions                                 (37,842,865)       (35,037,012)       (27,262,351)       (23,916,200)
                                                    ---------------    ---------------    ---------------    ---------------

Capital Share ransactions, net                           42,060,849        157,532,323        214,160,192        270,657,645
                                                    ---------------    ---------------    ---------------    ---------------
  Total increase in net assets                           42,056,138        157,553,108        214,123,377        270,655,651
Net Assets:
  Beginning of period                                   897,206,681        739,653,573        917,867,676        647,212,025
                                                    ---------------    ---------------    ---------------    ---------------
  End of period                                     $   939,262,819    $   897,206,681    $ 1,131,991,053    $   917,867,676
                                                    ===============    ===============    ===============    ===============


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                                       For the
                                                     Year Ended
                                                      March 31,
                                                     ----------
                                                        1999


Per Share Operating Performance:
  Net asset value at beginning of period          $           1.00
                                                  ----------------
Income from Investment Operations:
  Net investment income                                     0.0473

Less Distributions:
  Dividends from net investment income                     (0.0473
                                                  ----------------
  Net asset value at end of period                $           1.00
                                                  ================

Total Return:
  Based on net asset value per share                          4.84%
Ratios to Average Net Assets:
  Expenses                                                    0.63%
  Net investment income                                       4.71%
Supplemental Data:
  Net assets at end of period                     $  3,727,990,170
  Number of shares outstanding at end of period      3,727,906,079

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------







                                                                              For the Years Ended March 31,
                                                    --------------------------------------------------------------------------------
                                                           1998                 1997               1996                  1995
Per Share Operating Performance:
  Net asset value at beginning of period            $           1.00     $           1.00     $           1.00     $           1.00
                                                    ----------------     ----------------     ----------------     ----------------
Income from Investment Operations:
  Net investment income                                       0.0494               0.0478               0.0524               0.0442

Less Distributions:
  Dividends from net investment income                       (0.0494)             (0.0478)             (0.0524)             (0.0442)
                                                    ----------------     ----------------     ----------------     ----------------
  Net asset value at end of period                  $           1.00     $           1.00     $           1.00     $           1.00
                                                    ================     ================     ================     ================

Total Return:
  Based on net asset value per share                            5.05%                4.88%                5.36%                4.51%
Ratios to Average Net Assets:
  Expenses                                                      0.67%                0.63%                0.60%                0.61%
  Net investment income                                         4.94%                4.78%                5.21%                4.46%
Supplemental Data:
  Net assets at end of period                       $  3,164,537,551     $  2,545,532,365     $  2,386,681,216     $  1,472,079,739
  Number of shares outstanding at end of period        3,164,529,071        2,545,523,885        2,386,684,392        1,472,077,488


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
--------------------------------------------------------------------------------


                                                      For the
                                                    Year Ended
                                                     March 31,
------------------------------------------------------------------
                                                       1999
Per Share Operating Performance:
  Net asset value at beginning of period          $       1.00
                                                  ------------
Income from Investment Operations:
  Net investment income                                 0.0474
Less Distributions:
  Dividends from net investment income                 (0.0474)
                                                  ------------
  Net asset value at end of period                $       1.00
                                                  ============

Total Return:
  Based on net asset value per share                      4.85%
Ratios to Average Net Assets:
  Expenses                                                0.63%
  Net investment income                                   4.67%

Supplemental Data:
  Net assets at end of period                     $ 13,028,272
  Number of shares outstanding at end of period     13,027,769


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------




FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A (continued)
--------------------------------------------------------------------------------




                                                                     For the Years Ended March 31,
---------------------------------------------------------------------------------------------------------------
                                                        1998            1997            1996            1995
Per Share Operating Performance:
  Net asset value at beginning of period            $      1.00     $      1.00     $      1.00     $      1.00
                                                    -----------     -----------     -----------     -----------
Income from Investment Operations:
  Net investment income                                  0.0494          0.0478          0.0524          0.0442
Less Distributions:
  Dividends from net investment income                  (0.0494)        (0.0478)        (0.0524)        (0.0442)

                                                    -----------     -----------     -----------     -----------
  Net asset value at end of period                  $      1.00     $      1.00     $      1.00     $     1.00
                                                    ===========     ===========     ===========     ===========

Total Return:
  Based on net asset value per share                       5.05%           4.88%           5.36%          4.51%
Ratios to Average Net Assets:
  Expenses                                                 0.67%           0.63%           0.60%          0.61%
  Net investment income                                    4.94%           4.78%           5.25%          4.26%

Supplemental Data:
  Net assets at end of period                       $ 7,736,785     $ 6,521,574     $ 5,976,831     $ 7,726,696
  Number of shares outstanding at end of period       7,736,522       6,521,310       5,976,824       7,726,698

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B
--------------------------------------------------------------------------------


                                                      For the
                                                     Year Ended
                                                      March 31,
----------------------------------------------------------------------
                                                        1999

Per Share Operating Performance:
  Net asset value at beginning of period          $      1.00
                                                  -----------
Income from Investment Operations:
  Net investment income                                0.0400
Less Distributions:
  Dividends from net investment                       (0.0400)
                                                  -----------
  Net asset value at end of period                $      1.00
                                                  ===========
Total Return:
  Based on net asset value per share                     4.07%
Ratios to Average Net Assets:
  Expenses                                               1.37%
  Net investment income                                  3.92%

Supplemental Data:
  Net assets at end of period                     $ 2,355,863
  Number of shares outstanding at end of period     2,355,780

------------------
(1) Commencement of operations.
(2) Annualized.

BT ALEX. BROWN CASH RESERVE FUND. INC.
--------------------------------------------------------------------------------


FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (continued)
--------------------------------------------------------------------------------


                                                                                    For the Period April 3, 1995(1)
                                                    For the Years Ended March 31,          through March 31,
----------------------------------------------------------------------------------------------------------------
                                                       1998            1997                       1996

Per Share Operating Performance:
  Net asset value at beginning of period             $    1.00     $    1.00                   $   1.00
                                                     ---------     ---------                   --------
Income from Investment Operations:
  Net investment income                                 0.0418        0.0414                     0.0361
Less Distributions:
  Dividends from net investment                        (0.0418)      (0.0414)                   (0.0361)
                                                     ---------     ---------                   --------
  Net asset value at end of period                   $    1.00     $    1.00                   $   1.00
                                                     =========     =========                   ========
Total Return:
  Based on net asset value per share                      4.27%         4.22%                      3.69%
Ratios to Average Net Assets:
  Expenses                                                1.42%         1.38%                      1.38%(2)
  Net investment income                                   4.18%         4.14%                      4.30%(2)

Supplemental Data:
  Net assets at end of period                        $ 184,382     $ 227,098                   $ 10,200
  Number of shares outstanding at end of period        184,382       227,098                     10,200

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                      For the
                                                    Year Ended
                                                     March 31,
-----------------------------------------------------------------
                                                       1999
Per Share Operating Performance:
  Net asset value at beginning of period          $        1.00
                                                  -------------
Income from Investment Operations:
  Net investment income                                  0.0499
Less Distributions:

  Dividends from net investment income                  (0.0499)
                                                  -------------
  Net asset value at end of period                $        1.00
                                                  =============

Total Return:
  Based on net asset value per share                       5.11%

Ratios to Average Net Assets:
  Expenses                                                 0.36%
  Net investment income                                    4.98%
Supplemental Data:
  Net assets at end of period                     $ 388,447,492
  Number of shares outstanding at end of period     388,440,636

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------



                                                                      For the Years Ended March 31,
--------------------------------------------------------------------------------------------------------------------
                                                         1998             1997              1996             1995
Per Share Operating Performance:
  Net asset value at beginning of period           $        1.00     $        1.00     $       1.00     $       1.00
                                                   -------------     -------------     ------------     ------------
Income from Investment Operations:
  Net investment income                                   0.0519            0.0503           0.0548           0.0472
Less Distributions:

  Dividends from net investment income                   (0.0519)          (0.0503)         (0.0548)         (0.0472)
                                                   -------------     -------------     ------------     ------------
  Net asset value at end of period                 $        1.00     $        1.00     $       1.00     $       1.00
                                                   =============     =============     ============     ============

Total Return:
  Based on net asset value per share                        5.31%             5.15%            5.62%            4.82%

Ratios to Average Net Assets:
  Expenses                                                  0.42%             0.38%            0.35%            0.36%
  Net investment income                                     5.22%             5.04%            5.32%            4.57%
Supplemental Data:
  Net assets at end of period                      $ 317,971,693     $ 117,812,047     $ 53,699,315     $ 11,904,716
  Number of shares outstanding at end of period      317,971,413       117,811,768       53,699,535       11,904,663


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                      For the
                                                    Year Ended
                                                     March 31,
----------------------------------------------------------------------
                                                       1999

Per Share Operating Performance:
  Net asset value at beginning of period          $       1.00
                                                  ------------
Income from Investment Operations:
  Net investment income                                 0.0444
Less Distributions:
  Dividends from net investment income                 (0.0444)

                                                  ------------
  Net asset value at end of period                $       1.00
                                                  ============

Total Return:
  Based on net asset value per share                      4.53%
Ratios to Average Net Assets:
  Expenses                                                0.92%(1)
  Net investment income                                   4.44%(2)
Supplemental Data:
  Net assets at end of period                     $ 81,944,555
  Number of shares outstanding at end of period     81,938,027

--------------
(1) Ratios of expenses to average net assets prior fee wavers was 0.97%, 1.02%, 0.98% and 0.95% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.
(2) Ratios of net investment income to average net assets prior to partial fee waivers was 4.39%, 4.60%, 4.43% and 4.86% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


QUALITY CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------



                                                                           For the Years Ended March 31,
------------------------------------------------------------------------------------------------------------------------------
                                                        1998                  1997                1996                1995

Per Share Operating Performance:
  Net asset value at beginning of period           $        1.00        $        1.00        $        1.00        $       1.00
                                                   -------------        -------------        -------------        ------------
Income from Investment Operations:
  Net investment income                                   0.0465               0.0449               0.0493              0.0402
Less Distributions:
  Dividends from net investment income                   (0.0465)             (0.0449)             (0.0493)            (0.0402)

                                                   -------------        -------------        -------------        ------------
  Net asset value at end of period                 $        1.00        $        1.00        $        1.00        $       1.00
                                                   =============        =============        =============        ============

Total Return:
  Based on net asset value per share                        4.75%                4.59%                5.04%               4.09%
Ratios to Average Net Assets:
  Expenses                                                  0.96%(1)             0.91%(1)             0.90%(1)            0.96%
  Net investment income                                     4.66%(2)             4.50%(2)             4.91%(2)            4.04%
Supplemental Data:
  Net assets at end of period                      $ 226,978,689        $ 197,370,530        $ 156,412,213        $ 94,592,158
  Number of shares outstanding at end of period      226,978,007          197,369,848          156,412,393          94,591,979



                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TREASURY SHARES
--------------------------------------------------------------------------------


                                                       For the
                                                     Year Ended
                                                      March 31,
--------------------------------------------------------------------
                                                         1999
Per Share Operating Performance:
  Net asset value at beginning of period          $         1.00
                                                  --------------
Income from Investment Operations:
  Net investment income                                    0.042
Less Distributions:
  Dividends from net investment income                    (0.042)
                                                  --------------
  Net asset value at end of period                $         1.00
                                                  ==============

Total Return:
  Based on net asset value per share                        4.35%
Ratios to Average Net Assets:
  Expenses                                                  0.58%
  Net investment income                                     4.26%
Supplemental Data:
  Net assets at end of period                     $  816,700,318
  Number of shares outstanding at end of period      816,622,190


--------------
(1) Ratio of expenses to average daily net assets prior to partial fee waiver was 0.56% for the year ended March 31, 1995.
(2) Ratio of net investment income to average daily net assets prior to partial fee waiver was 4.08% for the year ended March 31, 1995.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE TREASURY SHARES (continued)
--------------------------------------------------------------------------------




                                                                      For the Years Ended March 31,
--------------------------------------------------------------------------------------------------------------------------
                                                        1998              1997              1996                 1995
Per Share Operating Performance:
  Net asset value at beginning of period          $        1.00     $        1.00     $        1.00        $         1.00
                                                  -------------     -------------     -------------        ---------------
Income from Investment Operations:
  Net investment income                                   0.046             0.045             0.049                0.0411
Less Distributions:
  Dividends from net investment income                   (0.046)           (0.045)           (0.049)              (0.0411)
                                                  -------------     -------------     -------------        ---------------
  Net asset value at end of period                $        1.00     $        1.00     $        1.00        $         1.00
                                                  =============     =============     =============        ===============

Total Return:
  Based on net asset value per share                       4.74%             4.63%             5.05%                4.19%
Ratios to Average Net Assets:
  Expenses                                                 0.59%             0.61%             0.58%                0.55%(1)
  Net investment income                                    4.65%             4.54%             4.94%                4.09%(2)
Supplemental Data:
  Net assets at end of period                     $ 798,426,658     $ 678,444,803     $ 666,814,158        $ 512,167,212
  Number of shares outstanding at end of period     798,354,129       678,391,386       666,762,028          512,162,864

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------


                                                     For the
                                                   Year Ended
                                                    March 31,
-------------------------------------------------------------------
                                                      1999
Per Share Operating Performance:
  Net asset value at beginning of period          $        1.00
                                                  -------------
Income from Investment Operations:
  Net investment income                                  0.0453
Less Distributions:
  Dividends from net investment income                  (0.0453)

                                                  -------------
  Net asset value at end of period                $        1.00
                                                  =============

Total Return:
  Based on net asset value per share                       4.63%
Ratios to Average Net Assets:
  Expenses                                                 0.33%
  Net investment income                                    4.54%
Supplemental Data:
  Net assets at end of period                     $ 122,562,501
  Number of shares outstanding at end of period     122,561,713

-------------------
(1) Ratio of expenses to average daily net assets prior to partial fee waiver was 0.31% for the year ended March 31, 1995.
(2) Ratio of net investment income to average daily net assets prior to partial waiver was 4.14% for the year ended March 31, 1995.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------




                                                                  For the Years Ended March 31,
-------------------------------------------------------------------------------------------------------------------
                                                      1998             1997             1996             1995
Per Share Operating Performance:
  Net asset value at beginning of period         $       1.00     $       1.00     $       1.00     $       1.00
                                                 ------------     ------------     ------------     ------------
Income from Investment Operations:
  Net investment income                                0.0489           0.0481           0.0523           0.0438
Less Distributions:
  Dividends from net investment income                (0.0489)         (0.0481)         (0.0523)         (0.0438)

                                                 ------------     ------------     ------------     ------------
  Net asset value at end of period               $       1.00     $       1.00     $       1.00     $       1.00
                                                 ============     ============     ============     ============

Total Return:
  Based on net asset value per share                     5.00%            4.92%            5.36%            4.47%
Ratios to Average Net Assets:
  Expenses                                               0.34%            0.33%            0.33%            0.30%(1)
  Net investment income                                  4.91%            4.81%            5.12%            4.15%(2)
Supplemental Data:
  Net assets at end of period                    $ 98,780,023     $ 61,208,770     $ 51,822,757     $ 14,051,995
  Number of shares outstanding at end of period    98,768,925       61,199,345       51,823,226       14,046,467

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TAX-FREE SHARES
--------------------------------------------------------------------------------


                                                         For the
                                                       Year Ended
                                                        March 31,
--------------------------------------------------------------------
                                                           1999
Per Share Operating Performance:
  Net asset value at beginning of period          $          1.00
                                                  ---------------
Income from Investment Operations:
  Net investment income                                    0.0277
Less Distributions:
  Dividends from net investment income                    (0.0277)

                                                  ---------------
  Net asset value at end of period                $          1.00
                                                  ===============

Total Return:
  Based on net asset value per share                         2.81%
Ratios to Average Net Assets:
  Expenses                                                   0.58%
  Net investment income                                      2.74%
Supplemental Data:
  Net assets at end of period                     $ 1,047,391,315
  Number of shares outstanding at end of period     1,047,493,739

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE TAX-FREE SHARES (continued)
--------------------------------------------------------------------------------




                                                                        For the Years Ended March 31,
-----------------------------------------------------------------------------------------------------------------------
                                                         1998              1997              1996             1995
Per Share Operating Performance:
  Net asset value at beginning of period           $        1.00     $        1.00     $        1.00     $        1.00
                                                   -------------     -------------     -------------     -------------
Income from Investment Operations:
  Net investment income                                   0.0306            0.0286            0.0318            0.0271
Less Distributions:
  Dividends from net investment income                   (0.0306)          (0.0286)          (0.0318)          (0.0271)

                                                   -------------     -------------     -------------     -------------
  Net asset value at end of period                 $        1.00     $        1.00     $        1.00     $        1.00
                                                   =============     =============     =============     =============

Total Return:
  Based on net asset value per share                        3.10%             2.90%             3.23%             2.75%
Ratios to Average Net Assets:
  Expenses                                                  0.60%             0.62%             0.60%             0.57%
  Net investment income                                     3.05%             2.86%             3.16%             2.74%

Supplemental Data:
  Net assets at end of period                      $ 841,184,924     $ 647,212,025     $ 571,507,000     $ 475,384,229
  Number of shares outstanding at end of period      841,258,030       647,283,274       571,593,265       475,474,913


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TAX-FREE INSTITUTIONAL SERIES
--------------------------------------------------------------------------------
                                                                For the Period
                                                  For the       June 2, 1997(1)
                                                 Year Ended        through
                                                  March 31,        March 31,
                                               ------------     --------------
                                                    1999             1998
Per Share Operating Performance:
  Net asset value at beginning of period       $       1.00     $       1.00

                                               ------------     ------------
Income from Investment Operations:
  Net investment income                              0.0303           0.0273
Less Distributions:
  Dividends from net investment income
    and short-term gains                            (0.0303)         (0.0273)
                                               ------------     ------------
  Net asset value at end of period             $       1.00     $       1.00
                                               ============     ============

Total Return:
  Based on net asset value per share                   3.07%            2.76%
Ratios to Average Net Assets:
  Expenses                                             0.33%            0.35%(2)
  Net investment income                                3.03%            3.29%(2)
Supplemental Data:
  Net assets at end of period                  $ 84,599,738     $ 76,682,752
  Number of shares outstanding
    at end of period                             84,607,371       76,682,889

---------------
(1) Commencement of operations.
(2) Annualized

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     BT Alex. Brown Cash Reserve Fund, Inc. ("the Fund") commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: BT Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and BT Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: BT Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and BT Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: BT Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and BT Alex. Brown Cash Reserve Tax Free Institutional Shares ("Tax Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and, which approximates market value. Using this method, the Fund values a security at its cost. The Fund then assumes a constant amortization to maturity of any discount or premium.


     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1--concluded

     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

               The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

     D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are recorded on an accrual basis, and are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion,
 .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.

     As compensation for accounting services, the Prime Series, Treasury Series, and Tax-Free Series pay ICC an annual fee that is calculated daily and paid monthly from the three series' average daily net assets. The Prime Series paid $167,901, the Treasury Series paid $134,044 and the Tax-Free Series paid $137,933, for accounting services for the year ended March 31, 1999.

BT ALEX. BROWN CASH RESERVE FUND, INC.
------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--continued

     As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $2,213,530, the Treasury Series paid $303,231 and the Tax-Free Series paid $127,823 to ICC for transfer agent services for the year ended March 31, 1999.

     As compensation for providing distribution services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors, Inc., a member of the Forum Group of Companies, ("ICC Distributors"), which is not related to ICC, an annual fee equal to 0.25% of these classes' average daily net assets. For the year ended March 31, 1999, distribution fees aggregated $8,036,615, $23,274, $1,964,145 and $2,232,564 for
distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to .60% of the Quality Cash Shares' aggregate average daily net assets or $1,449,220 for the year ended March 31, 1999 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $18,454.

     ICC and ICC Distributors may voluntarily waive a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers are not contractual and could change. ICC did not waive any advisory fees for the year ended March 31, 1999. ICC Distributors voluntarily waived $114,329 of its distribution fees for the Quality Cash Shares for the period April 1, 1998 to December 31, 1998. There was no waiver for the period January 1 through March 31, 1999.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended March 31, 1999 was $104,755 for the Prime Series, $32,916 for the Treasury Series and $15,403 for the Tax-Free Series. The accrued liability at March 31, 1999 was $267,276 for the Prime Series, $92,176 for the Treasury Series and $90,975 for the Tax-Free Series.

     Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment advisor. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

BT ALEX. BROWN CASH RESERVE FUND, INC.
------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--concluded

     Effective January 1, 1999 BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") has adopted the Shareholder Service Plan (the "Plan") for the BT Alex. Brown Cash Reserve Shares of the Prime Treasury and Tax-Free Series of the Fund ("Shares") in order to provide compensation to third parties ("Shareholder Servicing Agents") who provide shareholder services to clients ("Clients") who from time to time beneficially own shares. In consideration of these services provided by any Shareholder Servicing Agent, the Fund will pay the Distributor an annual fee, calculated daily and paid monthly equal to 0.05% of the shares' average daily net assets.

     Effective January 1, 1999 the Advisor is waiving its fee on the Treasury Series by 0.05%. Absent such fee waivers, Management Fees would be 0.25% and Total Fund Operating Expenses should be 0.59% on the retail shares and Management Fees would be 0.25% and Total Fund Operating Expenses should be 0.34% on the institutional shares based on average daily net assets. The waiver is voluntary and may be terminated at any time.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 9 billion shares of $.001 par value capital stock (5.4 billion Prime Series, 1.5 billion Treasury Series, 1.75 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:

                                                  For the             For the
                                                Year Ended          Year Ended
                                              March 31, 1999      March 31, 1998
                                              --------------      --------------
Prime Series:
  Sold:
    Prime Shares                              21,238,313,843     23,206,115,785
    Flag Investors Class A Shares                 86,081,920          6,559,775
    Flag Investors Class B Shares                  8,010,702            336,592
    Institutional Prime Shares                 5,126,520,627      4,625,290,052
    Quality Cash Shares                        1,143,097,219      1,179,123,143
  Issued as reinvestment of dividends:
    Prime Shares                                 143,654,045        129,425,606
    Flag Investors Class A Shares                    385,752            326,541
    Flag Investors Class B Shares                     55,849              8,133
    Institutional Prime Shares                    12,241,514          9,131,786
    Quality Cash Shares                           10,243,851          9,723,053
  Redeemed:
    Prime Shares                             (20,818,590,880)   (22,716,536,205)
    Flag Investors Class A Shares                (81,176,425)        (5,671,105)
    Flag Investors Class B Shares                 (5,895,153)          (387,440)
    Institutional Prime Shares                (5,068,292,918)    (4,434,262,192)
    Quality Cash Shares                       (1,298,381,050)    (1,159,238,038)
                                             ---------------    ---------------
      Net increase                               496,268,896        849,945,486
                                             ===============    ===============

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 3--concluded

                                                  For the             For the
                                                Year Ended          Year Ended
                                              March 31, 1999      March 31, 1998
                                              --------------      --------------
Treasury Series:
  Sold:
    Treasury Shares                             4,361,406,499     3,641,511,991
    Institutional Treasury Shares                 826,662,420       590,751,899
  Issued as reinvestment of dividends:
    Treasury Shares                                32,190,535        30,209,607
    Institutional Treasury Shares                   2,757,290         2,007,274
  Redeemed:
    Treasury Shares                            (4,375,328,973)   (3,551,758,854)
    Institutional Treasury Shares                (805,626,922)     (555,189,594)
                                               --------------    --------------
      Net increase                                 42,060,849       157,532,323
                                               ==============    ==============
Tax-Free Series:
  Sold:
    Tax-Free Shares                             5,341,857,730     5,853,542,023
    Institutional Tax-Free Shares               1,008,685,495       730,445,736
  Issued as reinvestment of dividends:
    Tax-Free Shares                                23,390,210        20,778,337
    Institutional Tax-Free Shares                   1,157,547           276,010
  Redeemed:
    Tax-Free Shares                            (5,159,012,230)   (5,680,345,603)
    Institutional Tax-Free Shares              (1,001,918,516)     (654,038,858)
                                               --------------    --------------
      Net increase                                214,160,192       270,657,645
                                               ==============    ==============

Note 4--Net Assets

                                                Prime            Treasury           Tax-Free
                                                Series            Series             Series
                                            --------------   ---------------    ---------------
Paid                                        $4,213,671,028   $   939,179,715    $ 1,132,102,494
Undistributed net investment income
  (distribution in excess)                           8,345           (44,873)           (55,228)
Undistributed net realized gain/(loss) on
  sales of investments                              86,979           127,977            (56,213)
                                            --------------   ---------------    ---------------
                                            $4,213,766,352   $   939,262,819    $ 1,131,991,053
                                            ==============   ===============    ===============

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

Note 5--Capital Loss Carryforwards

     At March 31, 1999 capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follow:

                                                     Capital Loss Carryforward
                Net Realized                              Expiration Year
                Capital Loss     --------------------------------------------------------------------
                Carryforwards    2000      2001         2002         2003      2004    2005      2006
           -------------------   ----      ----         ----         ----      ----    ----      ----

Prime Series            --        --        --           --           --        --      --        --
Treasury Series         --        --        --           --           --        --      --        --
Tax Free Series     $56,213       --     $6,268      $21,858      $26,991       --      --     $1,096

Report of Independent Accountants
--------------------------------------------------------------------------------


To The Shareholders and Board of Directors of bt Alex. Brown Cash Reserve Fund, Inc.:

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BT Alex. Brown Cash Reserve Fund, Inc. (consisting of the Prime, Treasury and Tax-Free Series) (the "Fund") at March 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PRICEWATERHOUSECOOPERS LLP
Baltimore, Maryland
April 30, 1999

                       IMPORTANT INCOME TAX INFORMATION
                               Tax-Free Series

One hundred percent of the dividends paid by the Tax-Free Series of BT Alex. Brown Cash Reserve Fund, Inc. for the fiscal year ended March 31, 1999 qualified as exempt-interest dividends for federal income tax purposes.

                               Treasury Series

One hundred percent of the dividends paid by the Treasury Series of BT Alex. Brown Cash Reserve Fund, Inc. for the fiscal year ended March 31, 1999 were derived from interest on investments in direct obligations of the U.S. Treasury.

Currently, most states allow the percentage of dividend income attributable to federal obligations to be exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received are exempt from state income tax.

Board of Directors
--------------------------------------------------------------------------------
            RICHARD T. HALE              EUGENE J. McDONALD
                Chairman                      Director

            JAMES J. CUNNANE              REBECCA W. RIMEL
                Director                      Director

           JOSEPH R. HARDIMAN             TRUMAN T. SEMANS
                Director                      Director

             LOUIS E. LEVY               CARL W. VOGT, Esq.
                Director                      Director



Officers
--------------------------------------------------------------------------------
               HARRY WOOLF                  AMY M. OLMERT
                President                     Secretary

            JOSEPH A. FINELLI              SCOTT J. LIOTTA
                Treasurer                Assistant Secretary

--------------------------------------------------------------------------------

            Distributor                               Transfer Agent
       ICC DISTRIBUTORS, INC.                INVESTMENT COMPANY CAPITAL CORP.
        Two Portland Square                          One South Street
         Portland, ME 04101                        Baltimore, MD 21202
           (207) 879-6200                             (800) 553-8080

         Investment Advisor                      Independent Accountants
  INVESTMENT COMPANY CAPITAL CORP.              PRICEWATERHOUSECOOPERS LLP
          One South Street                        250 West Pratt Street
        Baltimore, MD 21202                        Baltimore, MD 21201

             Custodian
       BANKERS TRUST COMPANY
         130 Liberty Street
         New York, NY 10006



------------------------------------------------------------------------------
This report is prepared for the general information of shareholders of BT Alex. Brown Cash Reserve Fund, Inc. It may be distributed only to current shareholders or to persons who have received a current prospectus.


                                                                              67


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


BT ALEX. BROWN CASH RESERVE FUND, INC.                              BULK RATE
P.O. Box 1346                                                      U.S. Postage
Baltimore, MD 21203                                                    PAID
                                                                    Hudson, MA
                                                                  Permit No. 19